UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar

WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree 3-7 Year Treasury Digital Fund

Ticker: WTTSX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,001,306
  # of Portfolio Holdings18
  Portfolio Turnover Rate31%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 1.38%, due 10/31/2028	19.6%
U.S. Treasury Notes, 4.00%, due 4/30/2032	18.7%
U.S. Treasury Bond, 5.38%, due 2/15/2031	14.0%
U.S. Treasury Notes, 3.88%, due 8/31/2032	8.0%
U.S. Treasury Notes, 3.88%, due 6/30/2030	7.8%
U.S. Treasury Notes, 3.50%, due 11/30/2030	5.5%
U.S. Treasury Notes, 3.63%, due 10/31/2030	5.0%
U.S. Treasury Notes, 3.88%, due 7/31/2030	4.5%
U.S. Treasury Notes, 3.63%, due 8/31/2030	4.0%
U.S. Treasury Notes, 1.13%, due 8/31/2028	2.9%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree 3-7 Year Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTTSX

WTTSX - 122025

WisdomTree 500 Digital Fund

Ticker: SPXUX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$16,321,488
  # of Portfolio Holdings501
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	7.6%
Apple, Inc.	6.6%
Alphabet, Inc. Class A	6.3%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.7%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc. Class B	1.8%
Eli Lilly & Co.	1.7%

Sector Breakdown (% of Net Assets)

Information Technology	34.1%
Financials	13.8%
Communication Services	11.7%
Consumer Discretionary	10.4%
Health Care	9.4%
Industrials	7.6%
Consumer Staples	5.2%
Energy	2.7%
Utilities	2.1%
Real Estate	1.5%
Other Sectors	1.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree 500 Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: SPXUX

SPXUX - 122025

WisdomTree 7-10 Year Treasury Digital Fund

Ticker: WTSTX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$969,548
  # of Portfolio Holdings12
  Portfolio Turnover Rate83%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.63%, due 2/15/2035	9.5%
U.S. Treasury Notes, 4.38%, due 5/15/2034	9.2%
U.S. Treasury Notes, 4.25%, due 11/15/2034	9.1%
U.S. Treasury Notes, 4.25%, due 8/15/2035	9.0%
U.S. Treasury Notes, 4.00%, due 2/15/2034	9.0%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.9%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.7%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.0%
U.S. Treasury Notes, 3.88%, due 8/15/2033	8.0%
U.S. Treasury Notes, 3.50%, due 2/15/2033	7.1%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.2%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTSTX

WTSTX - 122025

WisdomTree Equity Premium Income Digital Fund

Ticker: WTPIX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Equity Premium Income Digital Fund (the "Fund") for the period of December 3, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Digital Fund	$4	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 12/3/25. Actual expenses are calculated using a 29/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$1,426,782
  # of Portfolio Holdings3
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 3.75%, due 2/5/2026	48.9%
U.S. Treasury Bills, 3.71%, due 5/14/2026	48.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares	5.6%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.3%
Mutual Fund	5.6%
Other Assets and Liabilities, Net	(2.9)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Equity Premium Income Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTPIX

WTPIX - 122025

WisdomTree Floating Rate Treasury Digital Fund

Ticker: FLTTX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,658,101
  # of Portfolio Holdings8
  Portfolio Turnover Rate18%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.70%, due 1/31/2027	24.1%
U.S. Treasury Floating Rate Notes, 3.76%, due 7/31/2027	17.4%
U.S. Treasury Floating Rate Notes, 3.78%, due 7/31/2026	15.7%
U.S. Treasury Floating Rate Notes, 3.81%, due 10/31/2026	14.8%
U.S. Treasury Floating Rate Notes, 3.75%, due 4/30/2026	11.8%
U.S. Treasury Floating Rate Notes, 3.76%, due 4/30/2027	11.3%
U.S. Treasury Floating Rate Notes, 3.85%, due 1/31/2026	3.3%
U.S. Treasury Floating Rate Notes, 3.79%, due 10/31/2027	0.9%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: FLTTX

FLTTX - 122025

WisdomTree Long-Term Treasury Digital Fund

Ticker: WTLGX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$809,708
  # of Portfolio Holdings40
  Portfolio Turnover Rate93%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bonds, 4.75%, due 8/15/2055	4.3%
U.S. Treasury Bonds, 4.75%, due 5/15/2055	4.3%
U.S. Treasury Bonds, 4.63%, due 5/15/2054	4.2%
U.S. Treasury Bonds, 4.63%, due 2/15/2055	4.2%
U.S. Treasury Bonds, 4.50%, due 11/15/2054	4.1%
U.S. Treasury Bonds, 4.25%, due 8/15/2054	4.0%
U.S. Treasury Bonds, 4.25%, due 2/15/2054	4.0%
U.S. Treasury Bonds, 4.75%, due 11/15/2053	3.6%
U.S. Treasury Bonds, 4.13%, due 8/15/2053	3.6%
U.S. Treasury Bonds, 4.00%, due 11/15/2052	3.1%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Long-Term Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTLGX

WTLGX - 122025

WisdomTree Private Credit and Alternative Income Digital Fund

Ticker: CRDYX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Digital Fund (the "Fund") for the period of September 11, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Digital Fund	$15	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/11/25. Actual expenses are calculated using a 112/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$1,032,052
  # of Portfolio Holdings31
  Portfolio Turnover Rate58%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Oxford Lane Capital Corp.	3.4%
Guggenheim Strategic Opportunities Fund	3.4%
Blue Owl Technology Finance Corp.	3.4%
Hercules Capital, Inc.	3.3%
FS Credit Opportunities Corp.	3.3%
Main Street Capital Corp.	3.3%
Ares Capital Corp.	3.3%
FS KKR Capital Corp.	3.3%
Sixth Street Specialty Lending, Inc.	3.3%
Golub Capital BDC, Inc.	3.3%

Investment Breakdown (% of Net Assets)

Common Stocks	73.7%
Closed-End Funds	26.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Private Credit and Alternative Income Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: CRDYX

CRDYX - 122025

WisdomTree Short-Duration Income Digital Fund

Ticker: WTSIX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,139,041
  # of Portfolio Holdings5
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	30.0%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Mortgage Plus Bond Fund	19.9%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.0%
WisdomTree Floating Rate Treasury Fund	15.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Duration Income Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTSIX

WTSIX - 122025

WisdomTree Short-Term Treasury Digital Fund

Ticker: WTSYX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,027,411
  # of Portfolio Holdings21
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 3/15/2028	16.6%
U.S. Treasury Notes, 3.75%, due 8/15/2027	13.5%
U.S. Treasury Notes, 3.75%, due 4/30/2027	11.9%
U.S. Treasury Notes, 3.75%, due 6/30/2027	7.6%
U.S. Treasury Notes, 3.50%, due 11/15/2028	7.5%
U.S. Treasury Notes, 3.63%, due 8/15/2028	7.3%
U.S. Treasury Notes, 3.75%, due 5/15/2028	6.8%
U.S. Treasury Notes, 4.38%, due 12/15/2026	5.9%
U.S. Treasury Notes, 3.50%, due 9/30/2027	5.8%
U.S. Treasury Notes, 3.50%, due 10/15/2028	3.9%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.6%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Short-Term Treasury Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTSYX

WTSYX - 122025

WisdomTree Siegel Global Equity Digital Fund

Ticker: EQTYX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$849,351
  # of Portfolio Holdings11
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree U.S. Quality Dividend Growth Fund	19.6%
iShares Core S&P 500 ETF	15.0%
WisdomTree U.S. Total Dividend Fund	14.8%
Vanguard International High Dividend Yield ETF	10.4%
Vanguard High Dividend Yield ETF	7.9%
WisdomTree Emerging Markets High Dividend Fund	7.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.9%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	4.9%
WisdomTree Japan Hedged Equity Fund	4.4%
JPMorgan BetaBuilders Europe ETF	4.1%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Global Equity Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: EQTYX

EQTYX - 122025

WisdomTree Siegel Longevity Digital Fund

Ticker: LNGVX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$257,495
  # of Portfolio Holdings15
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.7%
WisdomTree U.S. Total Dividend Fund	13.4%
Vanguard International High Dividend Yield ETF	8.4%
iShares Core S&P 500 ETF	8.0%
WisdomTree U.S. Quality Dividend Growth Fund	7.9%
WisdomTree Emerging Markets High Dividend Fund	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.5%
Vanguard High Dividend Yield ETF	6.0%
WisdomTree Managed Futures Strategy Fund	4.9%
JPMorgan BetaBuilders Europe ETF	4.1%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Longevity Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: LNGVX

LNGVX - 122025

WisdomTree Siegel Moderate Digital Fund

Ticker: MODRX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$261,955
  # of Portfolio Holdings17
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.0%
WisdomTree U.S. Quality Dividend Growth Fund	14.4%
WisdomTree Mortgage Plus Bond Fund	9.1%
WisdomTree U.S. Total Dividend Fund	9.0%
iShares Core S&P 500 ETF	8.1%
Vanguard International High Dividend Yield ETF	6.9%
iShares 10-20 Year Treasury Bond ETF	5.4%
Vanguard High Dividend Yield ETF	4.8%
WisdomTree Emerging Markets High Dividend Fund	4.8%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Siegel Moderate Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: MODRX

MODRX - 122025

WisdomTree Technology and Innovation 100 Digital Fund

Ticker: TECHX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$5,029,380
  # of Portfolio Holdings100
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	8.6%
Apple, Inc.	8.1%
Microsoft Corp.	7.9%
Alphabet, Inc. Class A	7.7%
Amazon.com, Inc.	7.0%
Broadcom, Inc.	5.8%
Meta Platforms, Inc. Class A	4.3%
Tesla, Inc.	4.3%
Oracle Corp.	1.7%
Netflix, Inc.	1.5%

Sector Breakdown (% of Net Assets)

Information Technology	60.9%
Communication Services	16.1%
Consumer Discretionary	13.0%
Health Care	7.8%
Industrials	1.1%
Financials	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Technology and Innovation 100 Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: TECHX

TECHX - 122025

WisdomTree TIPS Digital Fund

Ticker: TIPSX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$969,177
  # of Portfolio Holdings48
  Portfolio Turnover Rate85%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2035	4.2%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	3.8%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 4/15/2030	3.5%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	3.5%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 7/15/2033	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	3.5%
U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2029	3.4%
U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 4/15/2029	3.3%
U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 10/15/2028	3.3%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2032	3.3%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.3%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree TIPS Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: TIPSX

TIPSX - 122025

WisdomTree Treasury Money Market Digital Fund

Ticker: WTGXX

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Treasury Money Market Digital Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Treasury Money Market Digital Fund	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$733,392,907
  # of Portfolio Holdings5

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 3.66%, due 1/20/2026	32.3%
U.S. Treasury Bills, 3.63%, due 2/12/2026	31.9%
U.S. Treasury Floating Rate Notes, 3.85%, due 1/31/2026	15.5%
Deutsche Bank, tri-party repurchase agreement, 3.82%, due 1/2/2026	13.7%
Royal Bank of Canada, tri-party repurchase agreement, 3.55%, due 1/2/2026	6.8%

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	79.7%
Repurchase Agreement	20.5%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information.

Phone: 1-866-909-WISE (9473)

WisdomTree Treasury Money Market Digital Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTGXX

WTGXX - 122025

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form or is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Digital Trust

Semi-Annual Financial Statements and Other Information

December 31, 2025 (unaudited)

Asset Allocation Digital Funds:

WisdomTree Short-Duration Income Digital Fund (WTSIX)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

WisdomTree Siegel Moderate Digital Fund (MODRX)

Equity Digital Funds:

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

Fixed Income Digital Funds:

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree TIPS Digital Fund (TIPSX)

Alternative Digital Funds:

WisdomTree Equity Premium Income Digital Fund (WTPIX)

WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX)

Money Market Digital Fund:

WisdomTree Treasury Money Market Digital Fund (WTGXX)
(formerly, WisdomTree Government Money Market Digital Fund)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree Short-Duration Income Digital Fund (WTSIX) December 31, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
WisdomTree Floating Rate Treasury Fund(a)	3,393	$170,736
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,587	170,941
WisdomTree Mortgage Plus Bond Fund(a)	5,104	227,358
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,645	227,535
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	7,111	341,541
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,113,438)		1,138,111
Other Assets less Liabilities – 0.1%		930
NET ASSETS – 100.0%		$1,139,041

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income
WisdomTree Floating Rate Treasury Fund	$152,490	$21,882	$3,669	$(9)	$42	$170,736	$3,258
WisdomTree Interest Rate Hedged High Yield Bond Fund	157,809	19,746	7,596	(47)	1,029	170,941	4,932
WisdomTree Mortgage Plus Bond Fund	206,062	25,823	4,979	(58)	510	227,358	5,220
WisdomTree U.S. Short Term Corporate Bond Fund	207,071	25,066	5,428	(30)	856	227,535	4,903
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	308,666	39,265	7,383	(29)	1,022	341,541	6,883
Total	$1,032,098	$131,782	$29,055	$(173)	$3,459	$1,138,111	$25,196

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,138,111	$—	$—	$1,138,111
Total Investments in Securities	$1,138,111	$—	$—	$1,138,111

See Notes to Financial Statements.

WisdomTree Digital Trust    1

Schedule of Investments (unaudited) WisdomTree Siegel Global Equity Digital Fund (EQTYX) December 31, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
iShares Core S&P 500 ETF	186	$127,399
JPMorgan BetaBuilders Europe ETF	474	34,744
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,014	58,721
Vanguard High Dividend Yield ETF	470	67,454
Vanguard International High Dividend Yield ETF	979	88,110
WisdomTree Emerging Markets High Dividend Fund(a)	1,442	67,356
WisdomTree International Quality Dividend Growth Fund(a)	831	34,470
WisdomTree Japan Hedged Equity Fund(a)	259	37,338
WisdomTree U.S. Quality Dividend Growth Fund(a)	1,863	166,608
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	829	41,134
WisdomTree U.S. Total Dividend Fund(a)	1,480	125,622
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $712,528)		848,956
Other Assets less Liabilities – 0.0%		395
NET ASSETS – 100.0%		$849,351

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$56,295	$11,269	$2,120	$(9)	$1,921	$67,356	$1,764
WisdomTree International Quality Dividend Growth Fund	29,056	4,813	938	(14)	1,553	34,470	309
WisdomTree Japan Hedged Equity Fund	27,082	5,666	2,952	102	7,440	37,338	134
WisdomTree U.S. Quality Dividend Growth Fund	164,549	26,116	35,760	1,783	9,920	166,608	1,329
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	19,644	21,085	840	(25)	1,270	41,134	423
WisdomTree U.S. Total Dividend Fund	101,388	20,553	3,642	16	7,307	125,622	1,265
Total	$398,014	$89,502	$46,252	$1,853	$29,411	$472,528	$5,224

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$848,956	$—	$—	$848,956
Total Investments in Securities	$848,956	$—	$—	$848,956

See Notes to Financial Statements.

2    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Siegel Longevity Digital Fund (LNGVX) December 31, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
Global X U.S. Preferred ETF	521	$9,852
iShares Core S&P 500 ETF	30	20,548
JPMorgan BetaBuilders Europe ETF	145	10,629
State Street SPDR Portfolio S&P 400 Mid Cap ETF	288	16,678
Vanguard High Dividend Yield ETF	108	15,500
Vanguard International High Dividend Yield ETF	239	21,510
WisdomTree Emerging Markets High Dividend Fund(a)	385	17,983
WisdomTree International Quality Dividend Growth Fund(a)	254	10,536
WisdomTree Japan Hedged Equity Fund(a)	59	8,505
WisdomTree Managed Futures Strategy Fund(a)	334	12,699
Investments	Shares	Value
WisdomTree U.S. High Yield Corporate Bond Fund(a)	217	$10,077
WisdomTree U.S. Quality Dividend Growth Fund(a)	227	20,301
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	203	10,073
WisdomTree U.S. Total Dividend Fund(a)	407	34,546
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	857	37,751
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $224,079)		257,188
Other Assets less Liabilities – 0.1%		307
NET ASSETS – 100.0%		$257,495

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$14,583	$3,288	$371	$1	$482	$17,983	$437
WisdomTree International Quality Dividend Growth Fund	8,602	1,735	245	12	432	10,536	89
WisdomTree Japan Hedged Equity Fund	5,942	1,782	800	54	1,527	8,505	29
WisdomTree Managed Futures Strategy Fund	9,992	2,330	384	10	751	12,699	346
WisdomTree U.S. High Yield Corporate Bond Fund	7,929	2,323	232	—	57	10,077	270
WisdomTree U.S. Quality Dividend Growth Fund	22,359	3,745	7,295	725	767	20,301	161
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,772	4,083	151	(2)	371	10,073	106
WisdomTree U.S. Total Dividend Fund	27,037	6,579	929	14	1,845	34,546	323
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	29,188	9,164	839	(5)	243	37,751	723
Total	$131,404	$35,029	$11,246	$809	$6,475	$162,471	$2,484

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$257,188	$—	$—	$257,188
Total Investments in Securities	$257,188	$—	$—	$257,188

See Notes to Financial Statements.

WisdomTree Digital Trust    3

Schedule of Investments (unaudited) WisdomTree Siegel Moderate Digital Fund (MODRX) December 31, 2025
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
iShares 10-20 Year Treasury Bond ETF	140	$14,234
iShares Core S&P 500 ETF	31	21,233
JPMorgan BetaBuilders Europe ETF	112	8,209
State Street SPDR Portfolio S&P 400 Mid Cap ETF	181	10,482
Vanguard High Dividend Yield ETF	88	12,630
Vanguard International High Dividend Yield ETF	201	18,090
WisdomTree Emerging Markets High Dividend Fund(a)	270	12,612
WisdomTree Emerging Markets Local Debt Fund(a)	180	5,256
WisdomTree Floating Rate Treasury Fund(a)	72	3,623
WisdomTree International Quality Dividend Growth Fund(a)	194	8,047
WisdomTree Japan Hedged Equity Fund(a)	48	6,920
Investments	Shares	Value
WisdomTree Mortgage Plus Bond Fund(a)	534	$23,787
WisdomTree U.S. High Yield Corporate Bond Fund(a)	139	6,455
WisdomTree U.S. Quality Dividend Growth Fund(a)	421	37,650
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	145	7,195
WisdomTree U.S. Total Dividend Fund(a)	277	23,512
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	951	41,891
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $233,746)		261,826
Other Assets less Liabilities – 0.0%		129
NET ASSETS – 100.0%		$261,955

(a)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$10,236	$2,360	$324	$10	$330	$12,612	$304
WisdomTree Emerging Markets Local Debt Fund	4,138	1,091	172	2	197	5,256	130
WisdomTree Floating Rate Treasury Fund	2,767	905	50	—	1	3,623	63
WisdomTree International Quality Dividend Growth Fund	6,620	1,293	199	20	313	8,047	68
WisdomTree Japan Hedged Equity Fund	4,914	1,098	384	46	1,246	6,920	24
WisdomTree Mortgage Plus Bond Fund	18,475	5,460	178	(2)	32	23,787	491
WisdomTree U.S. High Yield Corporate Bond Fund	5,071	1,393	46	(1)	38	6,455	174
WisdomTree U.S. Quality Dividend Growth Fund	34,333	6,690	5,691	350	1,968	37,650	271
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	3,584	3,591	200	(6)	226	7,195	71
WisdomTree U.S. Total Dividend Fund	18,449	4,138	336	8	1,253	23,512	219
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	32,461	9,648	485	(6)	273	41,891	803
Total	$141,048	$37,667	$8,065	$421	$5,877	$176,948	$2,618

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$261,826	$—	$—	$261,826
Total Investments in Securities	$261,826	$—	$—	$261,826

See Notes to Financial Statements.

4    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree 500 Digital Fund (SPXUX) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	5	$10,071
Netherlands – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	27	5,861
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	465	10,969
Switzerland – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
TE Connectivity PLC	33	7,508
Thailand – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
Fabrinet*	7	3,187
United Kingdom – 0.0%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	73	3,253
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	19	4,086
Total United Kingdom		7,339
United States – 99.6%
Aerospace & Defense – 2.2%
Axon Enterprise, Inc.*	20	11,359
Boeing Co.*	153	33,219
BWX Technologies, Inc.	15	2,593
Carpenter Technology Corp.	10	3,149
Curtiss-Wright Corp.	7	3,859
General Dynamics Corp.	70	23,566
General Electric Co.	296	91,177
HEICO Corp.	35	11,326
Howmet Aerospace, Inc.	113	23,167
L3Harris Technologies, Inc.	45	13,211
Lockheed Martin Corp.	64	30,955
Northrop Grumman Corp.	39	22,238
Rocket Lab Corp.*	74	5,162
RTX Corp.	373	68,408
TransDigm Group, Inc.	14	18,618
Woodward, Inc.	10	3,023
Total Aerospace & Defense		365,030
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	22	3,537
Expeditors International of Washington, Inc.	38	5,662
FedEx Corp.	65	18,776
United Parcel Service, Inc., Class B	213	21,127
Total Air Freight & Logistics		49,102
Investments	Shares	Value
Automobile Components – 0.0%
Aptiv PLC*	41	$3,120
Automobiles – 2.5%
Ford Motor Co.	1,011	13,264
General Motors Co.	340	27,649
Rivian Automotive, Inc., Class A*	216	4,258
Tesla, Inc.*	792	356,178
Total Automobiles		401,349
Banks – 3.6%
Bank of America Corp.	2,079	114,345
Citigroup, Inc.	465	54,261
Citizens Financial Group, Inc.	70	4,089
Fifth Third Bancorp	165	7,724
First Citizens BancShares, Inc., Class A	3	6,439
Huntington Bancshares, Inc.	307	5,326
JPMorgan Chase & Co.	746	240,376
KeyCorp	223	4,603
M&T Bank Corp.	30	6,044
PNC Financial Services Group, Inc.	101	21,082
Regions Financial Corp.	185	5,013
Truist Financial Corp.	348	17,125
U.S. Bancorp	391	20,864
Wells Fargo & Co.	926	86,303
Total Banks		593,594
Beverages – 1.0%
Coca-Cola Co.	1,148	80,257
Constellation Brands, Inc., Class A	40	5,518
Keurig Dr. Pepper, Inc.	341	9,551
Monster Beverage Corp.*	279	21,391
PepsiCo, Inc.	361	51,811
Total Beverages		168,528
Biotechnology – 1.7%
AbbVie, Inc.	451	103,049
Alnylam Pharmaceuticals, Inc.*	32	12,725
Amgen, Inc.	140	45,823
Biogen, Inc.*	34	5,984
Gilead Sciences, Inc.	329	40,381
Incyte Corp.*	39	3,852
Insmed, Inc.*	39	6,788
Natera, Inc.*	10	2,291
Regeneron Pharmaceuticals, Inc.	29	22,384
United Therapeutics Corp.*	4	1,949
Vertex Pharmaceuticals, Inc.*	65	29,468
Total Biotechnology		274,694
Broadline Retail – 4.0%
Amazon.com, Inc.*	2,788	643,526
eBay, Inc.	128	11,149
Total Broadline Retail		654,675
See Notes to Financial Statements.

WisdomTree Digital Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2025
Investments	Shares	Value
Building Products – 0.2%
Carrier Global Corp.	211	$11,149
Johnson Controls International PLC	67	8,023
Lennox International, Inc.	9	4,370
Trane Technologies PLC	23	8,952
Total Building Products		32,494
Capital Markets – 3.4%
Ameriprise Financial, Inc.	29	14,220
Ares Management Corp., Class A	48	7,758
Bank of New York Mellon Corp.	186	21,593
Blackrock, Inc.	38	40,673
Blackstone, Inc.	299	46,088
Carlyle Group, Inc.	80	4,729
Cboe Global Markets, Inc.	9	2,259
Charles Schwab Corp.	444	44,360
CME Group, Inc.	97	26,489
Coinbase Global, Inc., Class A*	60	13,568
Goldman Sachs Group, Inc.	80	70,320
Interactive Brokers Group, Inc., Class A	37	2,379
Intercontinental Exchange, Inc.	145	23,484
KKR & Co., Inc.	231	29,448
LPL Financial Holdings, Inc.	20	7,143
Moody’s Corp.	47	24,010
Morgan Stanley	408	72,432
MSCI, Inc.	21	12,048
Nasdaq, Inc.	150	14,570
Northern Trust Corp.	46	6,283
Raymond James Financial, Inc.	53	8,511
Robinhood Markets, Inc., Class A*	69	7,804
S&P Global, Inc.	81	42,330
State Street Corp.	76	9,805
T Rowe Price Group, Inc.	47	4,812
Total Capital Markets		557,116
Chemicals – 0.7%
Air Products & Chemicals, Inc.	54	13,339
Corteva, Inc.	173	11,596
Dow, Inc.	172	4,022
DuPont de Nemours, Inc.	121	4,864
Ecolab, Inc.	77	20,214
International Flavors & Fragrances, Inc.	57	3,841
Linde PLC	54	23,025
LyondellBasell Industries NV, Class A	37	1,602
PPG Industries, Inc.	60	6,148
Sherwin-Williams Co.	69	22,358
Total Chemicals		111,009
Commercial Services & Supplies – 0.6%
Cintas Corp.	119	22,380
Copart, Inc.*	254	9,944
Republic Services, Inc.	82	17,378
Rollins, Inc.	138	8,283
Investments	Shares	Value
Veralto Corp.	65	$6,486
Waste Connections, Inc.	26	4,559
Waste Management, Inc.	108	23,729
Total Commercial Services & Supplies		92,759
Communications Equipment – 1.0%
Arista Networks, Inc.*	339	44,419
Ciena Corp.*	30	7,016
Cisco Systems, Inc.	1,086	83,655
Lumentum Holdings, Inc.*	15	5,529
Motorola Solutions, Inc.	46	17,633
Ubiquiti, Inc.	7	3,873
Total Communications Equipment		162,125
Construction & Engineering – 0.2%
API Group Corp.*	81	3,099
Comfort Systems USA, Inc.	4	3,733
EMCOR Group, Inc.	4	2,447
MasTec, Inc.*	12	2,609
Quanta Services, Inc.	38	16,038
Total Construction & Engineering		27,926
Construction Materials – 0.2%
Amrize Ltd.*	99	5,354
CRH PLC	70	8,736
Martin Marietta Materials, Inc.	16	9,963
Vulcan Materials Co.	37	10,553
Total Construction Materials		34,606
Consumer Finance – 0.7%
American Express Co.	189	69,921
Capital One Financial Corp.	159	38,535
SoFi Technologies, Inc.*	107	2,801
Synchrony Financial	101	8,426
Total Consumer Finance		119,683
Consumer Staples Distribution & Retail – 2.4%
Casey’s General Stores, Inc.	7	3,869
Costco Wholesale Corp.	120	103,481
Dollar General Corp.	44	5,842
Dollar Tree, Inc.*	33	4,059
Kroger Co.	187	11,684
Sysco Corp.	132	9,727
Target Corp.	109	10,655
U.S. Foods Holding Corp.*	24	1,808
Walmart, Inc.	2,111	235,186
Total Consumer Staples Distribution & Retail		386,311
Containers & Packaging – 0.1%
Amcor PLC	460	3,836
International Paper Co.	76	2,994
Packaging Corp. of America	23	4,743
Smurfit WestRock PLC	36	1,392
Total Containers & Packaging		12,965

See Notes to Financial Statements.

6    WisdomTree Digital Trust

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2025
Investments	Shares	Value
Distributors – 0.0%
Genuine Parts Co.	34	$4,181
Diversified Telecommunication Services – 0.6%
AT&T, Inc.	1,921	47,717
Verizon Communications, Inc.	1,079	43,948
Total Diversified Telecommunication Services		91,665
Electric Utilities – 1.4%
Alliant Energy Corp.	67	4,356
American Electric Power Co., Inc.	145	16,720
Constellation Energy Corp.	91	32,147
Duke Energy Corp.	216	25,317
Edison International	99	5,942
Entergy Corp.	104	9,613
Evergy, Inc.	47	3,407
Eversource Energy	87	5,858
Exelon Corp.	273	11,900
FirstEnergy Corp.	136	6,089
NextEra Energy, Inc.	552	44,314
NRG Energy, Inc.	24	3,822
PG&E Corp.	545	8,758
PPL Corp.	191	6,689
Southern Co.	304	26,509
Xcel Energy, Inc.	150	11,079
Total Electric Utilities		222,520
Electrical Equipment – 0.8%
AMETEK, Inc.	59	12,113
Bloom Energy Corp., Class A*	40	3,476
Eaton Corp. PLC	40	12,740
Emerson Electric Co.	141	18,713
GE Vernova, Inc.	70	45,750
Hubbell, Inc.	14	6,218
nVent Electric PLC	26	2,651
Rockwell Automation, Inc.	29	11,283
Vertiv Holdings Co., Class A	96	15,553
Total Electrical Equipment		128,497
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	334	45,137
CDW Corp.	52	7,082
Coherent Corp.*	27	4,983
Corning, Inc.	225	19,701
Flex Ltd.*	71	4,290
Jabil, Inc.	20	4,560
Keysight Technologies, Inc.*	44	8,940
Teledyne Technologies, Inc.*	12	6,129
Trimble, Inc.*	30	2,351
Total Electronic Equipment, Instruments & Components		103,173
Investments	Shares	Value
Energy Equipment & Services – 0.1%
Baker Hughes Co.	268	$12,205
Halliburton Co.	198	5,596
SLB Ltd.	156	5,987
Total Energy Equipment & Services		23,788
Entertainment – 1.4%
Liberty Media Corp.-Liberty Formula One, Class C*	63	6,206
Live Nation Entertainment, Inc.*	56	7,980
Netflix, Inc.*	1,337	125,357
ROBLOX Corp., Class A*	154	12,479
Take-Two Interactive Software, Inc.*	44	11,265
TKO Group Holdings, Inc.	16	3,344
Walt Disney Co.	504	57,340
Total Entertainment		223,971
Financial Services – 4.4%
Affirm Holdings, Inc.*	26	1,935
Apollo Global Management, Inc.	208	30,110
Berkshire Hathaway, Inc., Class B*	582	292,542
Block, Inc.*	158	10,284
Corpay, Inc.*	15	4,514
Fidelity National Information Services, Inc.	151	10,035
Fiserv, Inc.*	150	10,076
Global Payments, Inc.	65	5,031
Mastercard, Inc., Class A	253	144,433
PayPal Holdings, Inc.	265	15,471
Rocket Cos., Inc., Class A	188	3,640
Toast, Inc., Class A*	49	1,740
Visa, Inc., Class A	540	189,383
Total Financial Services		719,194
Food Products – 0.4%
Archer-Daniels-Midland Co.	133	7,646
Bunge Global SA	37	3,296
General Mills, Inc.	146	6,789
Hershey Co.	45	8,189
Kraft Heinz Co.	294	7,130
McCormick & Co., Inc., Non-Voting Shares	65	4,427
Mondelez International, Inc., Class A	366	19,702
Tyson Foods, Inc., Class A	71	4,162
Total Food Products		61,341
Gas Utilities – 0.0%
Atmos Energy Corp.	35	5,867
Ground Transportation – 0.7%
CSX Corp.	472	17,110
JB Hunt Transport Services, Inc.	25	4,858
Old Dominion Freight Line, Inc.	54	8,467
Uber Technologies, Inc.*	505	41,264

See Notes to Financial Statements.

WisdomTree Digital Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2025
Investments	Shares	Value
Union Pacific Corp.	153	$35,392
XPO, Inc.*	12	1,631
Total Ground Transportation		108,722
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	461	57,759
Becton Dickinson & Co.	70	13,585
Boston Scientific Corp.*	400	38,140
Dexcom, Inc.*	96	6,371
Edwards Lifesciences Corp.*	160	13,640
GE HealthCare Technologies, Inc.	106	8,694
IDEXX Laboratories, Inc.*	20	13,531
Insulet Corp.*	17	4,832
Intuitive Surgical, Inc.*	93	52,671
Medtronic PLC	130	12,488
ResMed, Inc.	38	9,153
STERIS PLC	7	1,775
Stryker Corp.	103	36,201
Zimmer Biomet Holdings, Inc.	53	4,766
Total Health Care Equipment & Supplies		273,606
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	67	13,768
Cencora, Inc.	55	18,576
Centene Corp.*	131	5,391
Cigna Group	77	21,193
CVS Health Corp.	336	26,665
Elevance Health, Inc.	57	19,981
HCA Healthcare, Inc.	71	33,147
Humana, Inc.	28	7,172
Labcorp Holdings, Inc.	21	5,268
McKesson Corp.	38	31,171
Quest Diagnostics, Inc.	29	5,032
Tenet Healthcare Corp.*	15	2,981
UnitedHealth Group, Inc.	233	76,916
Total Health Care Providers & Services		267,261
Health Care REITs – 0.2%
Ventas, Inc.	107	8,280
Welltower, Inc.	149	27,656
Total Health Care REITs		35,936
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	41	9,152
Hotels, Restaurants & Leisure – 1.7%
Airbnb, Inc., Class A*	148	20,087
Booking Holdings, Inc.	9	48,198
Carnival Corp.*	121	3,695
Chipotle Mexican Grill, Inc.*	368	13,616
Darden Restaurants, Inc.	25	4,600
DoorDash, Inc., Class A*	95	21,516
DraftKings, Inc., Class A*	128	4,411
Expedia Group, Inc.	33	9,349
Investments	Shares	Value
Hilton Worldwide Holdings, Inc.	73	$20,969
Las Vegas Sands Corp.	206	13,409
Marriott International, Inc., Class A	81	25,129
McDonald’s Corp.	178	54,402
Royal Caribbean Cruises Ltd.	26	7,252
Starbucks Corp.	299	25,179
Yum! Brands, Inc.	74	11,195
Total Hotels, Restaurants & Leisure		283,007
Household Durables – 0.2%
DR Horton, Inc.	78	11,234
Garmin Ltd.	18	3,651
Lennar Corp., Class A	81	8,327
NVR, Inc.*	1	7,293
PulteGroup, Inc.	54	6,332
Somnigroup International, Inc.	36	3,214
Total Household Durables		40,051
Household Products – 0.8%
Church & Dwight Co., Inc.	54	4,528
Colgate-Palmolive Co.	239	18,886
Kimberly-Clark Corp.	93	9,382
Procter & Gamble Co.	667	95,588
Total Household Products		128,384
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	99	15,972
Independent Power and Renewable Electricity Producers – 0.0%
Talen Energy Corp.*	9	3,373
Industrial Conglomerates – 0.3%
3M Co.	143	22,894
Honeywell International, Inc.	171	33,361
Total Industrial Conglomerates		56,255
Industrial REITs – 0.2%
Prologis, Inc.	233	29,745
Insurance – 1.6%
Aflac, Inc.	158	17,423
Allstate Corp.	75	15,611
American International Group, Inc.	176	15,057
Aon PLC, Class A	23	8,116
Arch Capital Group Ltd.*	37	3,549
Arthur J Gallagher & Co.	59	15,269
Brown & Brown, Inc.	76	6,057
Chubb Ltd.	45	14,045
Cincinnati Financial Corp.	43	7,023
F&G Annuities & Life, Inc.	4	123
Fidelity National Financial, Inc.	78	4,258
Hartford Insurance Group, Inc.	87	11,989
Loews Corp.	60	6,318
Markel Group, Inc.*	3	6,449
Marsh & McLennan Cos., Inc.	141	26,158

See Notes to Financial Statements.

8    WisdomTree Digital Trust

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2025
Investments	Shares	Value
MetLife, Inc.	193	$15,235
Principal Financial Group, Inc.	67	5,910
Progressive Corp.	169	38,485
Prudential Financial, Inc.	94	10,611
Travelers Cos., Inc.	65	18,854
Willis Towers Watson PLC	8	2,629
WR Berkley Corp.	106	7,433
Total Insurance		256,602
Interactive Media & Services – 9.0%
Alphabet, Inc., Class A	3,266	1,022,258
Meta Platforms, Inc., Class A	668	440,940
Pinterest, Inc., Class A*	185	4,790
Reddit, Inc., Class A*	23	5,287
Total Interactive Media & Services		1,473,275
IT Services – 1.1%
Accenture PLC, Class A	62	16,634
Cloudflare, Inc., Class A*	84	16,560
Cognizant Technology Solutions Corp., Class A	128	10,624
CoreWeave, Inc., Class A*	59	4,225
Gartner, Inc.*	20	5,046
GoDaddy, Inc., Class A*	36	4,467
International Business Machines Corp.	239	70,794
MongoDB, Inc.*	19	7,974
Snowflake, Inc.*	99	21,717
Twilio, Inc., Class A*	50	7,112
VeriSign, Inc.	26	6,317
Total IT Services		171,470
Life Sciences Tools & Services – 0.9%
Agilent Technologies, Inc.	76	10,341
Danaher Corp.	189	43,266
Illumina, Inc.*	35	4,591
IQVIA Holdings, Inc.*	47	10,594
Medpace Holdings, Inc.*	6	3,370
Mettler-Toledo International, Inc.*	6	8,365
Thermo Fisher Scientific, Inc.	101	58,524
Waters Corp.*	14	5,318
West Pharmaceutical Services, Inc.	19	5,228
Total Life Sciences Tools & Services		149,597
Machinery – 1.5%
Caterpillar, Inc.	125	71,609
Cummins, Inc.	35	17,866
Deere & Co.	72	33,521
Dover Corp.	36	7,028
Fortive Corp.	90	4,969
Illinois Tool Works, Inc.	83	20,443
Ingersoll Rand, Inc.	103	8,160
Otis Worldwide Corp.	109	9,521
PACCAR, Inc.	132	14,455
Parker-Hannifin Corp.	31	27,248
Investments	Shares	Value
Pentair PLC	16	$1,666
Snap-on, Inc.	13	4,480
Westinghouse Air Brake Technologies Corp.	45	9,605
Xylem, Inc.	61	8,307
Total Machinery		238,878
Media – 0.4%
Charter Communications, Inc., Class A*	40	8,350
Comcast Corp., Class A	1,091	32,610
Fox Corp., Class A	130	9,499
Paramount Skydance Corp., Class B	245	3,283
Trade Desk, Inc., Class A*	133	5,049
Total Media		58,791
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	339	17,218
Newmont Corp.	299	29,855
Nucor Corp.	66	10,765
Royal Gold, Inc.	15	3,334
Steel Dynamics, Inc.	45	7,625
Total Metals & Mining		68,797
Multi-Utilities – 0.5%
Ameren Corp.	67	6,691
CenterPoint Energy, Inc.	160	6,134
CMS Energy Corp.	75	5,245
Consolidated Edison, Inc.	88	8,740
Dominion Energy, Inc.	233	13,652
DTE Energy Co.	55	7,094
NiSource, Inc.	33	1,378
Public Service Enterprise Group, Inc.	136	10,921
Sempra	169	14,921
WEC Energy Group, Inc.	79	8,331
Total Multi-Utilities		83,107
Oil, Gas & Consumable Fuels – 2.6%
Cheniere Energy, Inc.	19	3,693
Chevron Corp.	575	87,636
ConocoPhillips	346	32,389
Coterra Energy, Inc.	176	4,632
Devon Energy Corp.	142	5,201
Diamondback Energy, Inc.	46	6,915
EOG Resources, Inc.	154	16,172
EQT Corp.	108	5,789
Expand Energy Corp.	17	1,876
Exxon Mobil Corp.	1,202	144,649
Kinder Morgan, Inc.	538	14,790
Marathon Petroleum Corp.	98	15,938
Occidental Petroleum Corp.	226	9,293
ONEOK, Inc.	143	10,511
Phillips 66	112	14,452
Targa Resources Corp.	57	10,516
Texas Pacific Land Corp.	18	5,170
See Notes to Financial Statements.

WisdomTree Digital Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree 500 Digital Fund (SPXUX) December 31, 2025
Investments	Shares	Value
Valero Energy Corp.	87	$14,163
Williams Cos., Inc.	308	18,514
Total Oil, Gas & Consumable Fuels		422,299
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	143	9,924
Southwest Airlines Co.	128	5,290
United Airlines Holdings, Inc.*	85	9,505
Total Passenger Airlines		24,719
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	73	7,644
Kenvue, Inc.	515	8,884
Total Personal Care Products		16,528
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	485	26,161
Eli Lilly & Co.	266	285,865
Johnson & Johnson	616	127,481
Merck & Co., Inc.	653	68,735
Pfizer, Inc.	1,482	36,902
Zoetis, Inc.	118	14,846
Total Pharmaceuticals		559,990
Professional Services – 0.5%
Automatic Data Processing, Inc.	109	28,038
Broadridge Financial Solutions, Inc.	29	6,472
Equifax, Inc.	29	6,292
Jacobs Solutions, Inc.	28	3,709
Leidos Holdings, Inc.	35	6,314
Paychex, Inc.	92	10,321
SS&C Technologies Holdings, Inc.	62	5,420
TransUnion	13	1,115
Verisk Analytics, Inc.	38	8,500
Total Professional Services		76,181
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	80	12,863
CoStar Group, Inc.*	102	6,858
Zillow Group, Inc., Class C*	16	1,092
Total Real Estate Management & Development		20,813
Residential REITs – 0.2%
AvalonBay Communities, Inc.	37	6,709
Equity Residential	95	5,989
Essex Property Trust, Inc.	13	3,402
Invitation Homes, Inc.	161	4,474
Mid-America Apartment Communities, Inc.	30	4,167
Sun Communities, Inc.	19	2,354
Total Residential REITs		27,095
Retail REITs – 0.2%
Realty Income Corp.	180	10,147
Simon Property Group, Inc.	84	15,549
Total Retail REITs		25,696
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 13.7%
Advanced Micro Devices, Inc.*	450	$96,372
Analog Devices, Inc.	128	34,714
Applied Materials, Inc.	223	57,309
Astera Labs, Inc.*	34	5,656
Broadcom, Inc.	1,195	413,590
Credo Technology Group Holding Ltd.*	34	4,892
First Solar, Inc.*	28	7,314
Intel Corp.*	1,225	45,202
KLA Corp.	35	42,528
Lam Research Corp.	345	59,057
Marvell Technology, Inc.	243	20,650
Microchip Technology, Inc.	118	7,519
Micron Technology, Inc.	293	83,625
Monolithic Power Systems, Inc.	13	11,783
NVIDIA Corp.	6,683	1,246,380
ON Semiconductor Corp.*	105	5,686
Qnity Electronics, Inc.	60	4,899
Qualcomm, Inc.	292	49,947
Teradyne, Inc.	38	7,355
Texas Instruments, Inc.	225	39,035
Total Semiconductors & Semiconductor Equipment		2,243,513
Software – 10.4%
Adobe, Inc.*	115	40,249
AppLovin Corp., Class A*	97	65,361
Atlassian Corp., Class A*	66	10,701
Autodesk, Inc.*	61	18,057
Cadence Design Systems, Inc.*	71	22,193
Circle Internet Group, Inc.*	43	3,410
Crowdstrike Holdings, Inc., Class A*	67	31,407
Datadog, Inc., Class A*	95	12,919
Fair Isaac Corp.*	7	11,834
Fortinet, Inc.*	209	16,597
Gen Digital, Inc.	185	5,030
Guidewire Software, Inc.*	10	2,010
HubSpot, Inc.*	14	5,618
Intuit, Inc.	69	45,707
Microsoft Corp.	1,946	941,125
Oracle Corp.	669	130,395
Palantir Technologies, Inc., Class A*	612	108,783
Palo Alto Networks, Inc.*	180	33,156
PTC, Inc.*	34	5,923
Roper Technologies, Inc.	31	13,799
Salesforce, Inc.	243	64,373
ServiceNow, Inc.*	270	41,361
Strategy, Inc.*	22	3,343
Synopsys, Inc.*	49	23,016
Tyler Technologies, Inc.*	12	5,447
Unity Software, Inc.*	75	3,313
Workday, Inc., Class A*	66	14,175

See Notes to Financial Statements.

10    WisdomTree Digital Trust

Schedule of Investments (unaudited) (concluded) WisdomTree 500 Digital Fund (SPXUX) December 31, 2025
Investments	Shares	Value
Zoom Communications, Inc., Class A*	88	$7,594
Zscaler, Inc.*	42	9,447
Total Software		1,696,343
Specialized REITs – 0.6%
American Tower Corp.	119	20,893
Crown Castle, Inc.	110	9,776
Digital Realty Trust, Inc.	77	11,913
Equinix, Inc.	24	18,388
Extra Space Storage, Inc.	51	6,641
Iron Mountain, Inc.	76	6,304
Public Storage	45	11,677
SBA Communications Corp.	27	5,223
VICI Properties, Inc.	269	7,564
Weyerhaeuser Co.	183	4,335
Total Specialized REITs		102,714
Specialty Retail – 1.5%
AutoZone, Inc.*	4	13,566
Best Buy Co., Inc.	46	3,079
Burlington Stores, Inc.*	4	1,156
Carvana Co.*	11	4,642
Home Depot, Inc.	253	87,057
Lowe’s Cos., Inc.	143	34,486
O’Reilly Automotive, Inc.*	238	21,708
Ross Stores, Inc.	88	15,852
TJX Cos., Inc.	313	48,080
Tractor Supply Co.	133	6,652
Ulta Beauty, Inc.*	11	6,655
Williams-Sonoma, Inc.	31	5,536
Total Specialty Retail		248,469
Technology Hardware, Storage & Peripherals – 7.1%
Apple, Inc.	3,939	1,070,857
Dell Technologies, Inc., Class C	219	27,568
Hewlett Packard Enterprise Co.	436	10,473
HP, Inc.	404	9,001
IonQ, Inc.*	68	3,051
Investments	Shares	Value
NetApp, Inc.	90	$9,638
Pure Storage, Inc., Class A*	44	2,948
Sandisk Corp.*	28	6,647
Seagate Technology Holdings PLC	25	6,885
Super Micro Computer, Inc.*	153	4,478
Western Digital Corp.	90	15,504
Total Technology Hardware, Storage & Peripherals		1,167,050
Textiles, Apparel & Luxury Goods – 0.2%
Lululemon Athletica, Inc.*	10	2,078
NIKE, Inc., Class B	388	24,719
Tapestry, Inc.	32	4,089
Total Textiles, Apparel & Luxury Goods		30,886
Tobacco – 0.6%
Altria Group, Inc.	477	27,504
Philip Morris International, Inc.	432	69,293
Total Tobacco		96,797
Trading Companies & Distributors – 0.3%
Fastenal Co.	307	12,320
Ferguson Enterprises, Inc.	21	4,675
FTAI Aviation Ltd.	18	3,543
United Rentals, Inc.	18	14,568
WW Grainger, Inc.	12	12,109
Total Trading Companies & Distributors		47,215
Water Utilities – 0.0%
American Water Works Co., Inc.	50	6,525
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	319	64,770
Total United States		16,260,867
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $12,754,882)		16,305,802
Other Assets less Liabilities – 0.1%		15,686
NET ASSETS – 100.0%		$16,321,488

*     Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$16,305,802	$—	$—	$16,305,802
Total Investments in Securities	$16,305,802	$—	$—	$16,305,802

See Notes to Financial Statements.

WisdomTree Digital Trust    11

Schedule of Investments (unaudited) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Brazil – 0.6%
Broadline Retail – 0.6%
MercadoLibre, Inc.*	14	$28,199
Netherlands – 0.4%
Semiconductors & Semiconductor Equipment – 0.4%
NXP Semiconductors NV	88	19,101
South Korea – 0.3%
Broadline Retail – 0.3%
Coupang, Inc.*	730	17,221
Switzerland – 0.4%
Electronic Equipment, Instruments & Components – 0.4%
TE Connectivity PLC	98	22,296
United States – 98.2%
Automobiles – 4.3%
Tesla, Inc.*	483	217,215
Biotechnology – 5.0%
AbbVie, Inc.	323	73,802
Alnylam Pharmaceuticals, Inc.*	48	19,087
Amgen, Inc.	123	40,259
Biogen, Inc.*	24	4,224
Gilead Sciences, Inc.	297	36,454
Insmed, Inc.*	95	16,534
Natera, Inc.*	22	5,040
Regeneron Pharmaceuticals, Inc.	35	27,016
Vertex Pharmaceuticals, Inc.*	65	29,468
Total Biotechnology		251,884
Broadline Retail – 7.4%
Amazon.com, Inc.*	1,535	354,309
eBay, Inc.	226	19,684
Total Broadline Retail		373,993
Communications Equipment – 2.6%
Arista Networks, Inc.*	292	38,261
Ciena Corp.*	23	5,379
Cisco Systems, Inc.	749	57,695
Motorola Solutions, Inc.	59	22,616
Ubiquiti, Inc.	10	5,534
Total Communications Equipment		129,485
Electronic Equipment, Instruments & Components – 1.3%
Amphenol Corp., Class A	275	37,163
Corning, Inc.	276	24,167
Keysight Technologies, Inc.*	27	5,486
Total Electronic Equipment, Instruments & Components		66,816
Entertainment – 2.4%
Live Nation Entertainment, Inc.*	37	5,273
Netflix, Inc.*	809	75,852
Investments	Shares	Value
ROBLOX Corp., Class A*	228	$18,475
Take-Two Interactive Software, Inc.*	79	20,226
Total Entertainment		119,826
Financial Services – 1.0%
Block, Inc.*	298	19,397
Fidelity National Information Services, Inc.	87	5,782
Fiserv, Inc.*	83	5,575
PayPal Holdings, Inc.	352	20,550
Total Financial Services		51,304
Health Care Technology – 0.3%
Veeva Systems, Inc., Class A*	77	17,189
Household Durables – 0.4%
Garmin Ltd.	90	18,257
Interactive Media & Services – 12.1%
Alphabet, Inc., Class A	1,229	384,677
Meta Platforms, Inc., Class A	330	217,830
Reddit, Inc., Class A*	20	4,597
Total Interactive Media & Services		607,104
IT Services – 3.3%
Accenture PLC, Class A	136	36,489
Cloudflare, Inc., Class A*	111	21,884
Cognizant Technology Solutions Corp., Class A	231	19,173
CoreWeave, Inc., Class A*	50	3,580
International Business Machines Corp.	181	53,614
MongoDB, Inc.*	11	4,616
Snowflake, Inc.*	110	24,130
Total IT Services		163,486
Life Sciences Tools & Services – 2.5%
Agilent Technologies, Inc.	133	18,097
Danaher Corp.	164	37,543
IQVIA Holdings, Inc.*	83	18,709
Mettler-Toledo International, Inc.*	3	4,183
Thermo Fisher Scientific, Inc.	81	46,935
Total Life Sciences Tools & Services		125,467
Media – 0.7%
Charter Communications, Inc., Class A*	22	4,592
Comcast Corp., Class A	991	29,621
Total Media		34,213
Professional Services – 1.1%
Automatic Data Processing, Inc.	109	28,038
Equifax, Inc.	21	4,557
Paychex, Inc.	170	19,071
Verisk Analytics, Inc.	21	4,697
Total Professional Services		56,363
Semiconductors & Semiconductor Equipment – 23.3%
Advanced Micro Devices, Inc.*	301	64,462
Analog Devices, Inc.	115	31,188
Applied Materials, Inc.	160	41,118

See Notes to Financial Statements.

12    WisdomTree Digital Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Technology and Innovation 100 Digital Fund (TECHX) December 31, 2025
Investments	Shares	Value
Broadcom, Inc.	845	$292,454
Credo Technology Group Holding Ltd.*	28	4,029
First Solar, Inc.*	19	4,963
Intel Corp.*	953	35,166
KLA Corp.	30	36,452
Lam Research Corp.	266	45,534
Marvell Technology, Inc.	248	21,075
Microchip Technology, Inc.	73	4,652
Micron Technology, Inc.	221	63,076
Monolithic Power Systems, Inc.	21	19,034
NVIDIA Corp.	2,316	431,934
Qualcomm, Inc.	227	38,828
Teradyne, Inc.	23	4,452
Texas Instruments, Inc.	196	34,004
Total Semiconductors & Semiconductor Equipment		1,172,421
Software – 20.0%
Adobe, Inc.*	96	33,599
AppLovin Corp., Class A*	59	39,755
Autodesk, Inc.*	74	21,905
Cadence Design Systems, Inc.*	76	23,756
Crowdstrike Holdings, Inc., Class A*	62	29,063
Datadog, Inc., Class A*	136	18,495
Fair Isaac Corp.*	11	18,597
Fortinet, Inc.*	256	20,329
Intuit, Inc.	59	39,083
Microsoft Corp.	822	397,536
Investments	Shares	Value
Oracle Corp.	448	$87,320
Palantir Technologies, Inc., Class A*	386	68,611
Palo Alto Networks, Inc.*	161	29,656
Roper Technologies, Inc.	45	20,031
Salesforce, Inc.	176	46,624
ServiceNow, Inc.*	224	34,315
Strategy, Inc.*	110	16,714
Synopsys, Inc.*	52	24,425
Workday, Inc., Class A*	90	19,330
Zscaler, Inc.*	77	17,319
Total Software		1,006,463
Technology Hardware, Storage & Peripherals – 9.6%
Apple, Inc.	1,491	405,343
Dell Technologies, Inc., Class C	141	17,749
Hewlett Packard Enterprise Co.	199	4,780
Pure Storage, Inc., Class A*	67	4,490
Sandisk Corp.*	23	5,460
Seagate Technology Holdings PLC	78	21,480
Western Digital Corp.	126	21,706
Total Technology Hardware, Storage & Peripherals		481,008
Wireless Telecommunication Services – 0.9%
T-Mobile U.S., Inc.	229	46,496
Total United States		4,938,990
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,670,906)		5,025,807
Other Assets less Liabilities – 0.1%		3,573
NET ASSETS – 100.0%		$5,029,380

*     Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,025,807	$—	$—	$5,025,807
Total Investments in Securities	$5,025,807	$—	$—	$5,025,807

See Notes to Financial Statements.

WisdomTree Digital Trust    13

Schedule of Investments (unaudited) WisdomTree 3-7 Year Treasury Digital Fund (WTTSX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Bond – 14.0%
5.38%, 2/15/31	$130,000	$139,806
Total U.S. Treasury Bond		139,806
U.S. Treasury Notes – 85.1%
1.13%, 8/31/28	31,200	29,313
3.38%, 9/15/28	20,000	19,921
1.38%, 10/31/28	207,900	195,897
4.00%, 2/28/30	6,000	6,077
3.75%, 5/31/30	10,000	10,027
4.00%, 5/31/30	20,000	20,257
3.75%, 6/30/30	17,000	17,046
3.88%, 6/30/30	77,900	78,499
3.88%, 7/31/30	45,000	45,339
4.00%, 7/31/30	13,000	13,168
3.63%, 8/31/30	40,000	39,864
3.63%, 10/31/30	50,000	49,805
3.50%, 11/30/30	55,500	54,960
3.75%, 8/31/31	3,000	2,991
4.00%, 4/30/32	186,000	187,301
3.88%, 8/31/32	80,000	79,831
3.88%, 9/30/32	1,800	1,796
Total U.S. Treasury Notes		852,092
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $984,149)		991,898
Other Assets less Liabilities – 0.9%		9,408
NET ASSETS – 100.0%		$1,001,306
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$991,898	$—	$991,898
Total Investments in Securities	$—	$991,898	$—	$991,898

See Notes to Financial Statements.

14    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree 7-10 Year Treasury Digital Fund (WTSTX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.2%
U.S. Treasury Notes – 98.2%
3.50%, 2/15/33	$70,900	$68,939
3.38%, 5/15/33	71,500	68,785
3.88%, 8/15/33	78,000	77,409
4.50%, 11/15/33	75,100	77,599
4.00%, 2/15/34	87,300	87,095
4.38%, 5/15/34	87,000	88,992
3.88%, 8/15/34	85,800	84,540
4.25%, 11/15/34	87,100	88,100
4.63%, 2/15/35	88,400	91,832
4.25%, 5/15/35	85,600	86,383
4.25%, 8/15/35	87,000	87,700
4.00%, 11/15/35	45,600	44,984
TOTAL INVESTMENTS IN SECURITIES – 98.2% (Cost: $949,134)		952,358
Other Assets less Liabilities – 1.8%		17,190
NET ASSETS – 100.0%		$969,548

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$952,358	$—	$952,358
Total Investments in Securities	$—	$952,358	$—	$952,358

See Notes to Financial Statements.

WisdomTree Digital Trust    15

Schedule of Investments (unaudited) WisdomTree Floating Rate Treasury Digital Fund (FLTTX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Floating Rate Notes – 99.3%
3.85%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.245%)(a)	$55,000	$55,007
3.75%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)(a)	195,000	195,041
3.78%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.182%)(a)	260,000	260,137
3.81%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.205%)(a)	245,000	245,224
3.70%, 1/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.098%)(a)	400,000	400,000
3.76%, 4/30/27, (3-month U.S. Treasury Bill Money Market Yield + 0.16%)(a)	188,000	188,135
3.76%, 7/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.159%)(a)	288,000	288,201
3.79%, 10/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.19%)(a)	15,000	15,020
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $1,646,103)		1,646,765
Other Assets less Liabilities – 0.7%		11,336
NET ASSETS – 100.0%		$1,658,101

(a) Floating rate note. Coupon shown is in effect at December 31, 2025. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,646,765	$—	$1,646,765
Total Investments in Securities	$—	$1,646,765	$—	$1,646,765

See Notes to Financial Statements.

16    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Long-Term Treasury Digital Fund (WTLGX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bonds – 98.6%
2.50%, 2/15/46	$6,600	$4,604
2.50%, 5/15/46	12,200	8,477
2.25%, 8/15/46	17,000	11,205
2.88%, 11/15/46	5,900	4,364
3.00%, 2/15/47	4,000	3,017
3.00%, 5/15/47	8,600	6,469
2.75%, 8/15/47	16,700	11,954
2.75%, 11/15/47	16,600	11,843
3.00%, 2/15/48	19,200	14,316
3.13%, 5/15/48	20,200	15,377
3.00%, 8/15/48	22,600	16,770
3.38%, 11/15/48	20,800	16,490
3.00%, 2/15/49	24,500	18,090
2.88%, 5/15/49	23,500	16,898
2.25%, 8/15/49	22,500	14,147
2.38%, 11/15/49	20,700	13,327
2.00%, 2/15/50	26,300	15,457
1.25%, 5/15/50	46,600	22,364
1.38%, 8/15/50	49,300	24,307
1.63%, 11/15/50	34,000	17,898
1.88%, 2/15/51	38,300	21,451
2.38%, 5/15/51	38,200	24,132
2.00%, 8/15/51	38,300	21,996
Investments	Principal Amount	Value
1.88%, 11/15/51	$34,100	$18,899
2.25%, 2/15/52	32,700	19,891
2.88%, 5/15/52	30,500	21,362
3.00%, 8/15/52	29,400	21,104
4.00%, 11/15/52	29,300	25,464
3.63%, 2/15/53	29,400	23,851
3.63%, 5/15/53	29,200	23,670
4.13%, 8/15/53	32,700	29,008
4.75%, 11/15/53	29,900	29,407
4.25%, 2/15/54	35,900	32,526
4.63%, 5/15/54	35,500	34,260
4.25%, 8/15/54	35,900	32,534
4.50%, 11/15/54	35,500	33,556
4.63%, 2/15/55	34,800	33,598
4.75%, 5/15/55	35,400	34,866
4.75%, 8/15/55	35,500	34,984
4.63%, 11/15/55	14,700	14,194
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $802,704)		798,127
Other Assets less Liabilities – 1.4%		11,581
NET ASSETS – 100.0%		$809,708

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$798,127	$—	$798,127
Total Investments in Securities	$—	$798,127	$—	$798,127

See Notes to Financial Statements.

WisdomTree Digital Trust    17

Schedule of Investments (unaudited) WisdomTree Short-Term Treasury Digital Fund (WTSYX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Notes – 98.6%
4.63%, 3/15/26	$23,000	$23,046
4.25%, 11/30/26	3,000	3,019
4.38%, 12/15/26	60,000	60,475
4.25%, 12/31/26	7,000	7,049
4.13%, 1/31/27	3,000	3,019
4.13%, 2/15/27	4,000	4,027
4.25%, 3/15/27	7,000	7,060
3.75%, 4/30/27	122,000	122,391
3.88%, 5/31/27	21,000	21,109
3.75%, 6/30/27	77,500	77,801
3.75%, 8/15/27	138,000	138,590
3.38%, 9/15/27	5,000	4,991
3.50%, 9/30/27	60,000	60,020
4.25%, 1/15/28	7,000	7,104
4.25%, 2/15/28	19,000	19,293
3.88%, 3/15/28	169,000	170,373
3.75%, 5/15/28	69,800	70,190
3.88%, 7/15/28	21,000	21,180
3.63%, 8/15/28	75,000	75,199
3.50%, 10/15/28	40,000	39,964
3.50%, 11/15/28	77,000	76,919
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $1,007,528)		1,012,819
Other Assets less Liabilities – 1.4%		14,592
NET ASSETS – 100.0%		$1,027,411

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,012,819	$—	$1,012,819
Total Investments in Securities	$—	$1,012,819	$—	$1,012,819

See Notes to Financial Statements.

18    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree TIPS Digital Fund (TIPSX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.3%
U.S. Treasury Inflation-Indexed Bonds – 87.5%
0.38%, 1/15/27	$18,100	$24,106
2.38%, 1/15/27	7,500	12,214
0.13%, 4/15/27	26,400	29,901
0.38%, 7/15/27	20,300	26,713
1.63%, 10/15/27	27,800	30,797
0.50%, 1/15/28	20,900	27,111
1.75%, 1/15/28	7,400	11,591
1.25%, 4/15/28	27,800	30,065
3.63%, 4/15/28	5,800	12,258
0.75%, 7/15/28	18,500	23,722
2.38%, 10/15/28	29,200	31,980
2.50%, 1/15/29	7,000	10,964
2.13%, 4/15/29	30,100	32,375
3.88%, 4/15/29	6,800	14,518
0.25%, 7/15/29	19,200	23,562
1.63%, 10/15/29	31,800	33,244
1.63%, 4/15/30	33,400	34,351
0.13%, 7/15/30	23,900	28,665
1.13%, 10/15/30	8,600	8,530
0.13%, 1/15/31	25,000	29,169
0.13%, 7/15/31	26,200	29,510
0.13%, 1/15/32	29,500	31,677
3.38%, 4/15/32	2,700	5,471
1.38%, 7/15/33	32,400	33,879
1.75%, 1/15/34	34,700	36,566
1.88%, 7/15/34	24,900	25,955
2.13%, 1/15/35	39,000	40,970
1.88%, 7/15/35	27,800	28,126
2.13%, 2/15/40	4,100	6,120
Investments	Principal Amount	Value
2.13%, 2/15/41	$6,300	$9,175
0.75%, 2/15/42	10,200	11,449
0.63%, 2/15/43	8,300	8,753
1.38%, 2/15/44	11,500	13,460
0.75%, 2/15/45	12,900	13,011
1.00%, 2/15/46	6,600	6,840
0.88%, 2/15/47	8,300	8,076
1.00%, 2/15/48	6,100	5,886
1.00%, 2/15/49	5,700	5,308
0.25%, 2/15/50	9,000	6,563
0.13%, 2/15/51	9,000	6,082
0.13%, 2/15/52	11,500	7,112
1.50%, 2/15/53	11,200	9,566
2.13%, 2/15/54	11,800	11,258
2.38%, 2/15/55	11,800	11,558
Total U.S. Treasury Inflation-Indexed Bonds		848,207
U.S. Treasury Inflation-Indexed Notes – 11.8%
0.88%, 1/15/29	16,000	20,326
0.13%, 1/15/30	21,800	26,181
0.63%, 7/15/32	32,200	33,877
1.13%, 1/15/33	32,500	34,107
Total U.S. Treasury Inflation-Indexed Notes		114,491
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $977,056)		962,698
Other Assets less Liabilities – 0.7%		6,479
NET ASSETS – 100.0%		$969,177

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$962,698	$—	$962,698
Total Investments in Securities	$—	$962,698	$—	$962,698

See Notes to Financial Statements.

WisdomTree Digital Trust    19

Schedule of Investments (unaudited) WisdomTree Equity Premium Income Digital Fund (WTPIX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 97.3%
U.S. Treasury Bills – 97.3%
3.75%, 2/5/26*	$700,000	$697,664
3.71%, 5/14/26*^	700,000	691,020
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,388,150)		1,388,684
	Shares
MUTUAL FUND – 5.6%
United States – 5.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(a) (Cost: $80,098)	80,098	80,098
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $1,468,248)		1,468,782
Other Liabilities less Assets – (2.9)%		(42,000)
NET ASSETS – 100.0%		$1,426,782

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     All or a portion of this security is held by the broker as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $296,151 as of December 31, 2025.

(a)     Rate shown represents annualized 7-day yield as of December 31, 2025.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
S&P 500 Index*	(1)	$(703,000)	$7,030	1/16/2026	$(20,197)	$2,473	$(17,725)
S&P 500 Index*	(1)	(705,000)	7,050	2/6/2026	(15,575)	(5,146)	(20,720)
					$(35,772)	$(2,673)	$(38,445)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,388,684	$—	$1,388,684
Mutual Fund	—	80,098	—	80,098
Total Investments in Securities	$—	$1,468,782	$—	$1,468,782
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(38,445)	$—	$(38,445)
Total – Net	$—	$1,430,337	$—	$1,430,337

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

20    WisdomTree Digital Trust

Schedule of Investments (unaudited) WisdomTree Private Credit and Alternative Income Digital Fund (CRDYX) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 73.7%
United States – 73.7%
Capital Markets – 26.4%
Ares Capital Corp.	1,686	$34,108
Blue Owl Capital Corp.	2,651	32,952
Blue Owl Technology Finance Corp.	2,406	34,983
FS KKR Capital Corp.	2,301	34,078
Golub Capital BDC, Inc.	2,487	33,749
Hercules Capital, Inc.	1,818	34,215
Main Street Capital Corp.	565	34,120
Sixth Street Specialty Lending, Inc.	1,560	33,883
Total Capital Markets		272,088
Mortgage Real Estate Investment Trusts (REITs) – 47.3%
AGNC Investment Corp.	3,094	33,168
Annaly Capital Management, Inc.	1,444	32,288
Apollo Commercial Real Estate Finance, Inc.	3,321	32,147
Arbor Realty Trust, Inc.	4,294	33,321
ARMOUR Residential REIT, Inc.	1,897	33,558
Blackstone Mortgage Trust, Inc., Class A	1,678	32,100
BrightSpire Capital, Inc.	5,686	31,842
Chimera Investment Corp.	2,584	32,119
Dynex Capital, Inc.	2,400	33,624
Ellington Financial, Inc.	2,409	32,714
Franklin BSP Realty Trust, Inc.	3,182	31,915
Investments	Shares	Value
Ladder Capital Corp.	2,943	$32,344
MFA Financial, Inc.	3,423	31,868
Rithm Capital Corp.	3,013	32,842
Starwood Property Trust, Inc.	1,803	32,472
Total Mortgage Real Estate Investment Trusts (REITs)		488,322
TOTAL COMMON STOCKS (Cost: $785,383)		760,410
CLOSED-END FUNDS – 26.3%
United States – 26.3%
BlackRock Corporate High Yield Fund, Inc.	3,729	33,188
Blackstone Secured Lending Fund	1,239	32,623
FS Credit Opportunities Corp.	5,429	34,203
Guggenheim Strategic Opportunities Fund	2,741	35,304
Nuveen Floating Rate Income Fund	4,304	33,700
Oxford Lane Capital Corp.	2,412	35,312
PIMCO Corporate & Income Opportunity Fund	2,606	33,617
PIMCO Dynamic Income Fund	1,892	33,507
TOTAL CLOSED-END FUNDS (Cost: $288,690)		271,454
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,074,073)		1,031,864
Other Assets less Liabilities – 0.0%		188
NET ASSETS – 100.0%		$1,032,052
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$760,410	$—	$—	$760,410
Closed-End Funds	271,454	—	—	271,454
Total Investments in Securities	$1,031,864	$—	$—	$1,031,864

See Notes to Financial Statements.

WisdomTree Digital Trust 21

Schedule of Investments (unaudited) WisdomTree Treasury Money Market Digital Fund (WTGXX) December 31, 2025
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 79.7%
U.S. Treasury Bills – 64.2%
3.66%, 1/20/26*	$237,000,000	$236,549,861
3.63%, 2/12/26*	235,000,000	234,045,197
Total U.S. Treasury Bills		470,595,058
U.S. Treasury Floating Rate Notes – 15.5%
3.85%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.245%)(a)	114,000,000	114,008,979
Total U.S. Treasury Floating Rate Notes		114,008,979
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $584,604,037)		584,604,037
REPURCHASE AGREEMENTS – 20.5%
Deutsche Bank, tri-party repurchase agreement dated 12/31/25 (tri-party custodian: The Bank of New York Mellon Corp.), 3.82% due 1/2/26; Proceeds at maturity–$100,170,254 (fully collateralized by U.S. Treasury Strips, 0.00% due 5/15/36-11/15/55; Market value including accrued interest–$103,153,470)	100,149,000	100,149,000
Investments	Principal Amount	Value
Royal Bank of Canada, tri-party repurchase agreement dated 12/31/25 (tri-party custodian: The Bank of New York Mellon Corp.), 3.55% due 1/2/26; Proceeds at maturity–$50,009,861 (fully collateralized by U.S. Treasury Notes, 2.75%-3.13% due 4/30/27-8/31/29; Market value including accrued interest–$51,000,066)	$50,000,000	$50,000,000
		150,149,000
TOTAL REPURCHASE AGREEMENTS (Cost: $150,149,000)		150,149,000
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $734,753,037)		734,753,037
Other Liabilities less Assets – (0.2)%		(1,360,130)
NET ASSETS – 100.0%		$733,392,907

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Floating rate note. Coupon shown is in effect at December 31, 2025. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$584,604,037	$—	$584,604,037
Repurchase Agreements	—	150,149,000	—	150,149,000
Total Investments in Securities	$—	$734,753,037	$—	$734,753,037

See Notes to Financial Statements.

22    WisdomTree Digital Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Digital Trust December 31, 2025
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
ASSETS:
Investments in securities, at cost	$—	$307,212	$79,225	$71,960
Investments in affiliates, at cost (Note 3)	1,113,438	405,316	144,854	161,786
Investments in securities, at value	—	376,428	94,717	84,878
Investments in affiliates, at value (Note 3)	1,138,111	472,528	162,471	176,948
Cash	1,101	11,139	10,285	10,680
Receivables:
Dividends	—	103	76	19
Total Assets	1,139,212	860,198	267,549	272,525
LIABILITIES:
Payables:
Investment securities purchased	—	10,601	9,998	10,538
Capital shares redeemed	25	138	25	—
Advisory fees (Note 3)	146	108	31	32
Total Liabilities	171	10,847	10,054	10,570
NET ASSETS	$1,139,041	$849,351	$257,495	$261,955
NET ASSETS:
Paid-in capital	$1,114,750	$713,397	$224,710	$233,895
Total distributable earnings (loss)	24,291	135,954	32,785	28,060
NET ASSETS	$1,139,041	$849,351	$257,495	$261,955
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	111,116	64,363	21,101	21,937
Net asset value per share	$10.25	$13.20	$12.20	$11.94

See Notes to Financial Statements.

WisdomTree Digital Trust    23

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Digital Trust December 31, 2025
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
ASSETS:
Investments in securities, at cost	$12,754,882	$2,670,906	$984,149	$949,134
Investments in securities, at value	16,305,802	5,025,807	991,898	952,358
Cash	63,309	48,050	1,526	7,225
Receivables:
Dividends	7,425	904	—	—
Interest	—	—	7,950	10,031
Total Assets	16,376,536	5,074,761	1,001,374	969,614
LIABILITIES:
Payables:
Investment securities purchased	54,314	44,896	—	—
Capital shares redeemed	40	40	25	25
Advisory fees (Note 3)	694	445	43	41
Total Liabilities	55,048	45,381	68	66
NET ASSETS	$16,321,488	$5,029,380	$1,001,306	$969,548
NET ASSETS:
Paid-in capital	$12,789,061	$2,440,144	$1,006,925	$1,012,355
Total distributable earnings (loss)	3,532,427	2,589,236	(5,619)	(42,807)
NET ASSETS	$16,321,488	$5,029,380	$1,001,306	$969,548
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	905,655	223,539	100,703	101,272
Net asset value per share	$18.02	$22.50	$9.94	$9.57

See Notes to Financial Statements.

24    WisdomTree Digital Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Digital Trust December 31, 2025
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
ASSETS:
Investments in securities, at cost	$1,646,103	$802,704	$1,007,528	$977,056
Investments in securities, at value	1,646,765	798,127	1,012,819	962,698
Cash	1,402	3,194	5,812	2,341
Receivables:
Interest	11,033	8,446	8,849	4,205
Total Assets	1,659,200	809,767	1,027,480	969,244
LIABILITIES:
Payables:
Capital shares redeemed	1,027	24	25	25
Advisory fees (Note 3)	72	35	44	42
Total Liabilities	1,099	59	69	67
NET ASSETS	$1,658,101	$809,708	$1,027,411	$969,177
NET ASSETS:
Paid-in capital	$1,657,508	$1,001,694	$1,022,394	$1,012,009
Total distributable earnings (loss)	593	(191,986)	5,017	(42,832)
NET ASSETS	$1,658,101	$809,708	$1,027,411	$969,177
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,653,190	100,194	1,022,775	101,239
Net asset value per share	$1.00	$8.08	$1.00	$9.57

See Notes to Financial Statements.

WisdomTree Digital Trust    25

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Digital Trust December 31, 2025
	WisdomTree Equity Premium Income Digital Fund	WisdomTree Private Credit and Alternative Income Digital Fund	WisdomTree Treasury Money Market Digital Fund
ASSETS:
Investments in securities, at cost	$1,468,248	$1,074,073	$584,604,037
Repurchase agreements, at cost	—	—	150,149,000
Investments in securities, at value	1,468,782	1,031,864	584,604,037
Repurchase agreements, at value (Note 2)	—	—	150,149,000
Cash	250	4,078	15,202
Receivables:
Investment securities sold	—	232,100	234,196,745
Dividends	—	12,675	24,104
Interest	196	—	781,631
Total Assets	1,469,228	1,280,717	969,770,719
LIABILITIES:
Written options, at value[1]	38,445	—	—
Payables:
Investment securities purchased	—	236,724	234,045,197
Capital shares redeemed	3,530	11,528	—
Distributions	—	—	2,179,913
Advisory fees (Note 3)	471	413	152,702
Total Liabilities	42,446	248,665	236,377,812
NET ASSETS	$1,426,782	$1,032,052	$733,392,907
NET ASSETS:
Paid-in capital	$1,414,284	$1,101,941	$733,278,660
Total distributable earnings (loss)	12,498	(69,889)	114,247
NET ASSETS	$1,426,782	$1,032,052	$733,392,907
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	56,565	114,453	733,278,660
Net asset value per share	$25.22	$9.02	$1.00
[1] Premiums received on written options:	$35,772	$—	$—

See Notes to Financial Statements.

26    WisdomTree Digital Trust

Statements of Operations (unaudited) WisdomTree Digital Trust For the Period Ended December 31, 2025
	WisdomTree Short-Duration Income Digital Fund	WisdomTree Siegel Global Equity Digital Fund	WisdomTree Siegel Longevity Digital Fund	WisdomTree Siegel Moderate Digital Fund
INVESTMENT INCOME:
Dividends	$—	$3,897	$1,163	$1,012
Dividends from affiliates (Note 3)	25,196	5,224	2,484	2,618
Total investment income	25,196	9,121	3,647	3,630
EXPENSES:
Advisory fees (Note 3)	813	595	166	168
Total expenses	813	595	166	168
Net expenses	813	595	166	168
Net investment income	24,383	8,526	3,481	3,462
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	70	484	419	288
Investment transactions in affiliates (Note 3)	(173)	1,853	809	421
Net realized gain (loss)	(103)	2,337	1,228	709
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	—	30,511	5,906	5,065
Investment transactions in affiliates (Note 3)	3,459	29,411	6,475	5,877
Net increase in unrealized appreciation/depreciation	3,459	59,922	12,381	10,942
Net realized and unrealized gain on investments	3,356	62,259	13,609	11,651
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,739	$70,785	$17,090	$15,113

See Notes to Financial Statements.

WisdomTree Digital Trust    27

Statements of Operations (unaudited) (continued) WisdomTree Digital Trust For the Six Months Ended December 31, 2025
	WisdomTree 500 Digital Fund	WisdomTree Technology and Innovation 100 Digital Fund	WisdomTree 3-7 Year Treasury Digital Fund	WisdomTree 7-10 Year Treasury Digital Fund
INVESTMENT INCOME:
Dividends	$89,142	$14,489	$—	$—
Interest	—	—	19,214	19,788
Less: Foreign withholding taxes on dividends	(10)	(21)	—	—
Total investment income	89,132	14,468	19,214	19,788
EXPENSES:
Advisory fees (Note 3)	3,934	2,512	253	244
Total expenses	3,934	2,512	253	244
Net expenses	3,934	2,512	253	244
Net investment income	85,198	11,956	18,961	19,544
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(7,419)	243,194	419	4,744
Net realized gain (loss)	(7,419)	243,194	419	4,744
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	1,567,382	392,339	3,745	1,518
Net increase in unrealized appreciation/depreciation	1,567,382	392,339	3,745	1,518
Net realized and unrealized gain on investments	1,559,963	635,533	4,164	6,262
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,645,161	$647,489	$23,125	$25,806
See Notes to Financial Statements.

28    WisdomTree Digital Trust

Statements of Operations (unaudited) (continued) WisdomTree Digital Trust For the Six Months Ended December 31, 2025
	WisdomTree Floating Rate Treasury Digital Fund	WisdomTree Long-Term Treasury Digital Fund	WisdomTree Short-Term Treasury Digital Fund	WisdomTree TIPS Digital Fund
INVESTMENT INCOME:
Interest	$37,074	$18,493	$19,701	$21,964
Total investment income	37,074	18,493	19,701	21,964
EXPENSES:
Advisory fees (Note 3)	446	207	260	246
Total expenses	446	207	260	246
Net expenses	446	207	260	246
Net investment income	36,628	18,286	19,441	21,718
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	97	(161,832)	1,215	(23,388)
Net realized gain (loss)	97	(161,832)	1,215	(23,388)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(87)	157,830	1,404	20,324
Net increase (decrease) in unrealized appreciation/depreciation	(87)	157,830	1,404	20,324
Net realized and unrealized gain (loss) on investments	10	(4,002)	2,619	(3,064)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,638	$14,284	$22,060	$18,654

See Notes to Financial Statements.

WisdomTree Digital Trust    29

Statements of Operations (unaudited) (concluded) WisdomTree Digital Trust For the Period Ended December 31, 2025
	WisdomTree Equity Premium Income Digital Fund[1]	WisdomTree Private Credit and Alternative Income Digital Fund[2]	WisdomTree Treasury Money Market Digital Fund
INVESTMENT INCOME:
Dividends	$—	$40,558	$946,117
Interest	4,145	—	12,863,013
Total investment income	4,145	40,558	13,809,130
EXPENSES:
Advisory fees (Note 3)	470	1,170	834,260
Total expenses	470	1,170	834,260
Net expenses	470	1,170	834,260
Net investment income	3,675	39,388	12,974,870
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	—	(30,246)	261,090
Written options	14,632	—	—
Net realized gain (loss)	14,632	(30,246)	261,090
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	534	(42,209)	—
Written options	(2,673)	—	—
Net decrease in unrealized appreciation/depreciation	(2,139)	(42,209)	—
Net realized and unrealized gain (loss) on investments	12,493	(72,455)	261,090
Net increase from payment by affiliate (Note 3)	—	—	363
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,168	$(33,067)	$13,236,323

1For the period December 3, 2025 (commencement of operations) through December 31, 2025.

2For the period September 11, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.

30    WisdomTree Digital Trust

Statements of Changes in Net Assets WisdomTree Digital Trust
	WisdomTree Short-Duration Income Digital Fund		WisdomTree Siegel Global Equity Digital Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$24,383	$47,461	$8,526	$11,692
Net realized gain (loss) on investments	(103)	(170)	2,337	(1,592)
Net increase in net unrealized appreciation/depreciation on investments	3,459	20,792	59,922	52,855
Net increase in net assets resulting from operations	27,739	68,083	70,785	62,955
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(27,514)	(48,272)	(13,703)	(11,111)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	112,751	14,128	96,351	276,239
Cost of shares redeemed	(6,101)	(12,682)	(16,290)	(6,226)
Net increase in net assets resulting from capital share transactions	106,650	1,446	80,061	270,013
Net Increase in Net Assets	106,875	21,257	137,143	321,857
NET ASSETS:
Beginning of period	$1,032,166	$1,010,909	$712,208	$390,351
End of period	$1,139,041	$1,032,166	$849,351	$712,208
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,810	100,668	58,129	34,783
Shares sold	10,897	1,387	7,528	23,873
Shares redeemed	(591)	(1,245)	(1,294)	(527)
Shares outstanding, end of period	111,116	100,810	64,363	58,129

See Notes to Financial Statements.

WisdomTree Digital Trust    31

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Siegel Longevity Digital Fund		WisdomTree Siegel Moderate Digital Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,481	$5,518	$3,462	$5,424
Net realized gain (loss) on investments	1,228	(180)	709	(415)
Net increase in net unrealized appreciation/depreciation on investments	12,381	12,453	10,942	11,173
Net increase in net assets resulting from operations	17,090	17,791	15,113	16,182
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,579)	(6,314)	(4,673)	(5,992)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,215	65,003	45,494	58,703
Cost of shares redeemed	(3,205)	(45,245)	(368)	(7,812)
Net increase in net assets resulting from capital share transactions	43,010	19,758	45,126	50,891
Net Increase in Net Assets	54,521	31,235	55,566	61,081
NET ASSETS:
Beginning of period	$202,974	$171,739	$206,389	$145,308
End of period	$257,495	$202,974	$261,955	$206,389
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	17,574	15,780	18,153	13,558
Shares sold	3,791	5,838	3,816	5,304
Shares redeemed	(264)	(4,044)	(32)	(709)
Shares outstanding, end of period	21,101	17,574	21,937	18,153

See Notes to Financial Statements.

32    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 500 Digital Fund		WisdomTree Technology and Innovation 100 Digital Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$85,198	$54,874	$11,956	$21,960
Net realized gain (loss) on investments	(7,419)	(5,251)	243,194	222,793
Net increase in net unrealized appreciation/depreciation on investments	1,567,382	940,704	392,339	416,124
Net increase in net assets resulting from operations	1,645,161	990,327	647,489	660,877
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(90,436)	(51,990)	(253,478)	(31,559)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,138,344	9,179,806	146,298	276,494
Cost of shares redeemed	(10,636)	(39,801)	(16,950)	(60,235)
Net increase in net assets resulting from capital share transactions	1,127,708	9,140,005	129,348	216,259
Net Increase in Net Assets	2,682,433	10,078,342	523,359	845,577
NET ASSETS:
Beginning of period	$13,639,055	$3,560,713	$4,506,021	$3,660,444
End of period	$16,321,488	$13,639,055	$5,029,380	$4,506,021
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	837,327	251,781	217,811	206,166
Shares sold	68,943	588,164	6,501	14,842
Shares redeemed	(615)	(2,618)	(773)	(3,197)
Shares outstanding, end of period	905,655	837,327	223,539	217,811

See Notes to Financial Statements.

WisdomTree Digital Trust    33

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree 3-7 Year Treasury Digital Fund		WisdomTree 7-10 Year Treasury Digital Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$18,961	$36,724	$19,544	$36,675
Net realized gain (loss) on investments	419	(1,864)	4,744	(15,163)
Net increase in net unrealized appreciation/depreciation on investments	3,745	27,475	1,518	35,382
Net increase in net assets resulting from operations	23,125	62,335	25,806	56,894
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,336)	(35,998)	(21,268)	(35,610)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,419	3,201	15,628	1,982
Cost of shares redeemed	(1,149)	(1,580)	(5,186)	(1,026)
Net increase in net assets resulting from capital share transactions	4,270	1,621	10,442	956
Net Increase in Net Assets	7,059	27,958	14,980	22,240
NET ASSETS:
Beginning of period	$994,247	$966,289	$954,568	$932,328
End of period	$1,001,306	$994,247	$969,548	$954,568
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	100,276	100,112	100,190	100,088
Shares sold	541	325	1,618	210
Shares redeemed	(114)	(161)	(536)	(108)
Shares outstanding, end of period	100,703	100,276	101,272	100,190
See Notes to Financial Statements.

34    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Floating Rate Treasury Digital Fund		WisdomTree Long-Term Treasury Digital Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$36,628	$78,498	$18,286	$35,927
Net realized gain (loss) on investments	97	135	(161,832)	(17,377)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(87)	136	157,830	(14,366)
Net increase in net assets resulting from operations	36,638	78,769	14,284	4,184
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(39,403)	(77,136)	(19,836)	(34,864)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	134,232	613,888	380	2,427
Cost of shares redeemed	(245,731)	(406,445)	(147)	(1,586)
Net increase (decrease) in net assets resulting from capital share transactions	(111,499)	207,443	233	841
Net Increase (Decrease) in Net Assets	(114,264)	209,076	(5,319)	(29,839)
NET ASSETS:
Beginning of period	$1,772,365	$1,563,289	$815,027	$844,866
End of period	$1,658,101	$1,772,365	$809,708	$815,027
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	1,763,782	1,556,839	100,165	100,065
Shares sold	133,030	609,547	47	283
Shares redeemed	(243,622)	(402,604)	(18)	(183)
Shares outstanding, end of period	1,653,190	1,763,782	100,194	100,165

See Notes to Financial Statements.

WisdomTree Digital Trust    35

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Short-Term Treasury Digital Fund		WisdomTree TIPS Digital Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$19,441	$39,223	$21,718	$36,404
Net realized gain (loss) on investments	1,215	2,094	(23,388)	(2,317)
Net increase in net unrealized appreciation/depreciation on investments	1,404	13,678	20,324	15,222
Net increase in net assets resulting from operations	22,060	54,995	18,654	49,309
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,877)	(38,526)	(21,696)	(37,526)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,440	26,374	11,241	3,420
Cost of shares redeemed	(4,777)	(9,090)	(1,180)	(1,838)
Net increase in net assets resulting from capital share transactions	1,663	17,284	10,061	1,582
Net Increase in Net Assets	2,846	33,753	7,019	13,365
NET ASSETS:
Beginning of period	$1,024,565	$990,812	$962,158	$948,793
End of period	$1,027,411	$1,024,565	$969,177	$962,158
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	1,021,120	1,003,914	100,202	100,038
Shares sold	6,389	26,279	1,158	355
Shares redeemed	(4,734)	(9,073)	(121)	(191)
Shares outstanding, end of period	1,022,775	1,021,120	101,239	100,202

See Notes to Financial Statements.

36    WisdomTree Digital Trust

Statements of Changes in Net Assets (continued) WisdomTree Digital Trust
	WisdomTree Equity Premium Income Digital Fund	WisdomTree Private Credit and Alternative Income Digital Fund
	For the Period December 3, 2025* through December 31, 2025 (unaudited)	For the Period September 11, 2025* through December 31, 2025 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,675	$39,388
Net realized gain (loss) on investments and written options	14,632	(30,246)
Net decrease in net unrealized appreciation/depreciation on investments and written options	(2,139)	(42,209)
Net increase (decrease) in net assets resulting from operations	16,168	(33,067)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,670)	(36,822)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,414,284	1,152,272
Cost of shares redeemed	—	(50,331)
Net increase in net assets resulting from capital share transactions	1,414,284	1,101,941
Net Increase in Net Assets	1,426,782	1,032,052
NET ASSETS:
Beginning of period	$—	$—
End of period	$1,426,782	$1,032,052
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	—	—
Shares created	56,565	120,091
Shares redeemed	—	(5,638)
Shares outstanding, end of period	56,565	114,453

*     Commencement of operations.

See Notes to Financial Statements.

WisdomTree Digital Trust    37

Statements of Changes in Net Assets (concluded) WisdomTree Digital Trust
	WisdomTree Treasury Money Market Digital Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$12,974,870	$2,836,199
Net realized gain on investments	261,090	45,005
Net increase from payment by affiliate	363	—
Net increase in net assets resulting from operations	13,236,323	2,881,204
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(13,160,548)	(2,844,578)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	904,822,602	321,359,990
Distributions reinvested	—	692,656
Cost of shares redeemed	(492,726,024)	(6,545,109)
Net increase in net assets resulting from capital share transactions	412,096,578	315,507,537
Net Increase in Net Assets	412,172,353	315,544,163
NET ASSETS:
Beginning of period	$321,220,554	$5,676,391
End of period	$733,392,907	$321,220,554
SHARES SOLD AND REDEEMED:
Shares outstanding, beginning of period	321,182,082	5,674,545
Shares sold	904,822,602	321,359,990
Shares reinvested	—	692,656
Shares redeemed	(492,726,024)	6,545,109
Shares outstanding, end of period	733,278,660	321,182,082

See Notes to Financial Statements.

38    WisdomTree Digital Trust

Financial Highlights WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Duration Income Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$10.24	$10.04	$9.91	$10.00
Investment Operations:
Net investment income[1]	0.23	0.47	0.42	0.18
Net realized and unrealized gain (loss)	0.04	0.20	0.13	(0.13)
Total from investment operations	0.27	0.67	0.55	0.05
Dividends and distributions to shareholders:
Net investment income	(0.26)	(0.47)	(0.42)	(0.14)
Capital gains	—	(0.00)[2]	—	—
Total dividends and distributions to shareholders	(0.26)	(0.47)	(0.42)	(0.14)
Net asset value, end of period	$10.25	$10.24	$10.04	$9.91
TOTAL RETURN[3]	2.61%	6.88%	5.60%	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,139	$1,032	$1,011	$991
Ratio to average net assets of:
Expenses[4]	0.15%[5]	0.15%	0.15%	0.15%[5]
Net investment income	4.50%[5]	4.61%	4.24%	4.00%[5]
Portfolio turnover rate[6]	3%	4%	14%	3%
WisdomTree Siegel Global Equity Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024 (unaudited)
Net asset value, beginning of period	$12.25	$11.22	$10.00
Investment Operations:
Net investment income[1]	0.14	0.29	0.19
Net realized and unrealized gain	1.03	1.02	1.16
Total from investment operations	1.17	1.31	1.35
Dividends and distributions to shareholders:
Net investment income	(0.19)	(0.23)	(0.13)
Capital gains	(0.03)	(0.05)	—
Total dividends and distributions to shareholders	(0.22)	(0.28)	(0.13)
Net asset value, end of period	$13.20	$12.25	$11.22
TOTAL RETURN[3]	9.56%	11.81%	13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$849	$712	$390
Ratio to average net assets of:
Expenses[4]	0.15%[5]	0.15%	0.15%[5]
Net investment income	2.15%[5]	2.47%	3.06%[5]
Portfolio turnover rate[6]	8%	13%	26%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Does not include expenses of the underlying investment companies in which the Fund invests.

5Annualized.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    39

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Siegel Longevity Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024 (unaudited)
Net asset value, beginning of period	$11.55	$10.88	$10.00
Investment Operations:
Net investment income[1]	0.19	0.34	0.22
Net realized and unrealized gain	0.75	0.73	0.82
Total from investment operations	0.94	1.07	1.04
Dividends and distributions to shareholders:
Net investment income	(0.23)	(0.32)	(0.16)
Capital gains	(0.06)	(0.08)	—
Total dividends and distributions to shareholders	(0.29)	(0.40)	(0.16)
Net asset value, end of period	$12.20	$11.55	$10.88
TOTAL RETURN[2]	8.16%	9.99%	10.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$257	$203	$172
Ratio to average net assets of:
Expenses[3]	0.15%[4]	0.15%	0.15%[4]
Net investment income	3.15%[4]	3.09%	3.56%[4]
Portfolio turnover rate[5]	8%	33%	23%
WisdomTree Siegel Moderate Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Period December 6, 2023* through June 30, 2024 (unaudited)
Net asset value, beginning of period	$11.37	$10.72	$10.00
Investment Operations:
Net investment income[1]	0.18	0.34	0.22
Net realized and unrealized gain	0.62	0.70	0.66
Total from investment operations	0.80	1.04	0.88
Dividends and distributions to shareholders:
Net investment income	(0.21)	(0.32)	(0.16)
Capital gains	(0.02)	(0.07)	—
Total dividends and distributions to shareholders	(0.23)	(0.39)	(0.16)
Net asset value, end of period	$11.94	$11.37	$10.72
TOTAL RETURN[2]	7.12%	9.78%	8.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$262	$206	$145
Ratio to average net assets of:
Expenses[3]	0.15%[4]	0.15%	0.15%[4]
Net investment income	3.08%[4]	3.10%	3.74%[4]
Portfolio turnover rate[5]	5%	18%	66%

*     Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Does not include expenses of the underlying investment companies in which the Fund invests.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

40    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 500 Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$16.29	$14.14	$11.39	$10.00
Investment Operations:
Net investment income[1]	0.09	0.18	0.17	0.08
Net realized and unrealized gain	1.74	2.13	2.74	1.39
Total from investment operations	1.83	2.31	2.91	1.47
Dividends and distributions to shareholders:
Net investment income	(0.10)	(0.16)	(0.16)	(0.08)
Tax return of capital	—	—	—	(0.00)[2]
Total dividends and distributions to shareholders	(0.10)	(0.16)	(0.16)	(0.08)
Net asset value, end of period	$18.02	$16.29	$14.14	$11.39
TOTAL RETURN[3]	11.24%	16.41%	25.77%	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,321	$13,639	$3,561	$2,847
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.05%	0.01%[4,5]
Net investment income	1.08%[4]	1.22%	1.40%	1.68%[4]
Portfolio turnover rate[6]	3%	3%	3%	1%
WisdomTree Technology and Innovation 100 Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$20.69	$17.75	$13.37	$10.00
Investment Operations:
Net investment income[1]	0.05	0.10	0.10	0.03
Net realized and unrealized gain	2.90	2.99	4.95	3.34
Total from investment operations	2.95	3.09	5.05	3.37
Dividends and distributions to shareholders:
Net investment income	(0.10)	(0.10)	(0.08)	—
Capital gains	(1.04)	(0.05)	(0.59)	—
Total dividends and distributions to shareholders	(1.14)	(0.15)	(0.67)	—
Net asset value, end of period	$22.50	$20.69	$17.75	$13.37
TOTAL RETURN[3]	14.19%	17.43%	39.21%	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,029	$4,506	$3,660	$2,674
Ratio to average net assets of:
Expenses	0.10%[4]	0.10%	0.10%	0.10%[4]
Net investment income	0.48%[4]	0.56%	0.65%	0.64%[4]
Portfolio turnover rate[6]	14%	17%	17%	1%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Digital Trust    41

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 3-7 Year Treasury Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$9.92	$9.65	$9.72	$10.00
Investment Operations:
Net investment income[1]	0.19	0.37	0.35	0.16
Net realized and unrealized gain (loss)	0.03	0.26	(0.07)	(0.29)
Total from investment operations	0.22	0.63	0.28	(0.13)
Dividends to shareholders:
Net investment income	(0.20)	(0.36)	(0.35)	(0.15)
Net asset value, end of period	$9.94	$9.92	$9.65	$9.72
TOTAL RETURN[2]	2.25%	6.61%	2.95%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,001	$994	$966	$972
Ratio to average net assets of:
Expenses	0.05%[3]	0.05%	0.05%	0.01%[3,4]
Net investment income	3.75%[3]	3.73%	3.64%	3.54%[3]
Portfolio turnover rate[5]	31%	164%	101%	13%
WisdomTree 7-10 Year Treasury Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$9.53	$9.32	$9.64	$10.00
Investment Operations:
Net investment income[1]	0.19	0.37	0.34	0.15
Net realized and unrealized gain (loss)	0.06	0.20	(0.32)	(0.37)
Total from investment operations	0.25	0.57	0.02	(0.22)
Dividends to shareholders:
Net investment income	(0.21)	(0.36)	(0.34)	(0.14)
Net asset value, end of period	$9.57	$9.53	$9.32	$9.64
TOTAL RETURN[2]	2.64%	6.16%	0.24%	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$970	$955	$932	$964
Ratio to average net assets of:
Expenses	0.05%[3]	0.05%	0.05%	0.01%[3,4]
Net investment income	4.01%[3]	3.87%	3.64%	3.41%[3]
Portfolio turnover rate[5]	83%	127%	79%	16%

*     Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

42    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Floating Rate Treasury Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net investment income[1]	0.02	0.05	0.05	0.02
Net realized and unrealized gain (loss)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02
Dividends to shareholders:
Net investment income	(0.02)	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
TOTAL RETURN[3]	2.09%	4.80%	5.52%	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,658	$1,772	$1,563	$1,002
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.05%	0.01%[4,5]
Net investment income	4.10%[4]	4.64%	5.41%	4.90%[4]
Portfolio turnover rate[6]	18%	68%	78%	0%
WisdomTree Long-Term Treasury Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$8.14	$8.44	$9.47	$10.00
Investment Operations:
Net investment income[1]	0.18	0.36	0.36	0.16
Net realized and unrealized loss	(0.04)	(0.31)	(1.03)	(0.54)
Total from investment operations	0.14	0.05	(0.67)	(0.38)
Dividends to shareholders:
Net investment income	(0.20)	(0.35)	(0.36)	(0.15)
Net asset value, end of period	$8.08	$8.14	$8.44	$9.47
TOTAL RETURN[3]	1.69%	0.54%	(7.12)%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$810	$815	$845	$947
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.05%	0.01%[4,5]
Net investment income	4.41%[4]	4.25%	4.15%	3.74%[4]
Portfolio turnover rate[6]	93%	32%	6%	8%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust    43

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Short-Term Treasury Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period December 14, 2022* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$1.00	$0.99	$0.99	$1.00
Investment Operations:
Net investment income[1]	0.02	0.04	0.04	0.02
Net realized and unrealized gain (loss)	0.00 [2]	0.01	0.00 [2]	(0.01)
Total from investment operations	0.02	0.05	0.04	0.01
Dividends to shareholders:
Net investment income	(0.02)	(0.04)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$1.00	$0.99	$0.99
TOTAL RETURN[3]	2.16%	5.61%	4.14%	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,027	$1,025	$991	$986
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.05%	0.01%[4,5]
Net investment income	3.74%[4]	3.89%	4.01%	4.14%[4]
Portfolio turnover rate[6]	35%	183%	256%	30%
WisdomTree TIPS Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period January 19, 2023* through June 30, 2023 (unaudited)
Net asset value, beginning of period	$9.60	$9.48	$9.77	$10.00
Investment Operations:
Net investment income[1]	0.22	0.36	0.50	0.25
Net realized and unrealized gain (loss)	(0.03)	0.13	(0.29)	(0.24)
Total from investment operations	0.19	0.49	0.21	0.01
Dividends and distributions to shareholders:
Net investment income	(0.22)	(0.37)	(0.50)	(0.24)
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.22)	(0.37)	(0.50)	(0.24)
Net asset value, end of period	$9.57	$9.60	$9.48	$9.77
TOTAL RETURN[3]	1.93%	5.27%	2.22%	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$969	$962	$949	$977
Ratio to average net assets of:
Expenses	0.05%[4]	0.05%	0.05%	0.01%[4,5]
Net investment income	4.42%[4]	3.77%	5.18%	5.67%[4]
Portfolio turnover rate[6]	85%	5%	51%	38%

*     Commencement of operations.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

6Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

44    WisdomTree Digital Trust

Financial Highlights (continued) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Equity Premium Income Digital Fund	For the Period December 3, 2025* through December 31, 2025 (unaudited)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income[1]	0.41
Net realized and unrealized loss	(0.12)[5]
Total from investment operations	0.29
Dividends to shareholders:
Net investment income	(0.07)
Net asset value, end of period	$25.22
TOTAL RETURN[2]	1.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,427
Ratio to average net assets of:
Expenses	0.44%[3]
Net investment income	3.44%[3]
Portfolio turnover rate[4]	0%
WisdomTree Private Credit and Alternative Income Digital Fund	For the Period September 11, 2025* through December 31, 2025 (unaudited)
Net asset value, beginning of period	$10.00
Investment Operations:
Net investment income[1]	0.46
Net realized and unrealized loss	(0.99)
Total from investment operations	(0.53)
Dividends to shareholders:
Net investment income	(0.45)
Net asset value, end of period	$9.02
TOTAL RETURN[2]	(5.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,032
Ratio to average net assets of:
Expenses	0.50%[3]
Net investment income	16.83%[3]
Portfolio turnover rate[4]	58%

*     Commencement of operations.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statement of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the period.

See Notes to Financial Statements.

WisdomTree Digital Trust    45

Financial Highlights (concluded) WisdomTree Digital Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Treasury Money Market Digital Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Period November 7, 2023* through June 30, 2024 (unaudited)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Investment Operations:
Net investment income	0.02	0.04	0.03
Net realized gain	0.00 [1]	0.00 [1]	0.00 [1]
Net increase from payment by sub-adviser	0.00 [1]	—	0.00 [1]
Total from investment operations	0.02	0.04	0.03
Dividends and distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.03)
Capital gains	(0.00)[1]	(0.00)[1]	—
Total dividends and distributions to shareholders	(0.02)	(0.04)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00
TOTAL RETURN[2]	2.01%[3]	4.56%	3.38%[3]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$733,393	$321,221	$5,676
Ratio to average net assets of:
Expenses	0.25%[4]	0.25%	0.25%[4]
Net investment income	3.89%[4]	4.11%	5.08%[4]

*     Commencement of operations.

1Amount represents less than $0.005.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

4Annualized.
See Notes to Financial Statements.

46    WisdomTree Digital Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Short-Duration Income Digital Fund (“Short-Duration Income Digital Fund”)	January 19, 2023
WisdomTree Siegel Global Equity Digital Fund (“Siegel Global Equity Digital Fund”)	December 6, 2023
WisdomTree Siegel Longevity Digital Fund (“Siegel Longevity Digital Fund”)	December 6, 2023
WisdomTree Siegel Moderate Digital Fund (“Siegel Moderate Digital Fund”)	December 6, 2023
WisdomTree 500 Digital Fund (“500 Digital Fund”)	January 19, 2023
WisdomTree Technology and Innovation 100 Digital Fund (“Technology and Innovation 100 Digital Fund”)	January 19, 2023
WisdomTree 3-7 Year Treasury Digital Fund (“3-7 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree 7-10 Year Treasury Digital Fund (“7-10 Year Treasury Digital Fund”)	January 19, 2023
WisdomTree Floating Rate Treasury Digital Fund (“Floating Rate Treasury Digital Fund”)	January 19, 2023
WisdomTree Long-Term Treasury Digital Fund (“Long-Term Treasury Digital Fund”)	January 19, 2023
WisdomTree Short-Term Treasury Digital Fund (“Short-Term Treasury Digital Fund”)	December 14, 2022
WisdomTree TIPS Digital Fund (“TIPS Digital Fund”)	January 19, 2023
WisdomTree Equity Premium Income Digital Fund (“Equity Premium Income Digital Fund”)	December 3, 2025
WisdomTree Private Credit and Alternative Income Digital Fund (“Private Credit and Alternative Income Digital Fund”)	September 11, 2025
WisdomTree Treasury Money Market Digital Fund (“Treasury Money Market Digital Fund”) (formerly, WisdomTree Government Money Market Digital Fund)	November 7, 2023

Each Fund, except the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Treasury Money Market Digital Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Digital Management, Inc. (“WTDM” or “Adviser”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein, except the Technology and Innovation 100 Digital Fund, Equity Premium Income Digital Fund and Private Credit and Alternative Income Digital Fund, is considered to be diversified as defined under the 1940 Act. The Technology and Innovation 100 Digital Fund, Equity Premium Income Digital Fund and Private Credit and Alternative Income Digital Fund are considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and

WisdomTree Digital Trust    47

Notes to Financial Statements (unaudited) (continued)

to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers, except the Treasury Money Market Digital Fund. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund and Private Credit and Alternative Income Digital Fund invest in exchange-traded funds (“ETFs” or “ETF”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTDM, the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Treasury Money Market Digital Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment valuation and dividend/distribution policies in an attempt to enable it to do so. Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Treasury Money Market Digital Fund has adopted a policy to operate as a government money market fund. Under Rule 2a-7, a government money market fund invests substantially all of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a government money market fund, the Treasury Money Market Digital Fund values its investments at amortized cost unless the Valuation Designee determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

48    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended December 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically equity options contracts during the fiscal period ended December 31, 2025 and open positions in such derivatives as of December 31, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. The Fund’s derivative agreements may also contain credit-risk-related contingent features which may include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at December 31, 2025 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At December 31, 2025, no event occurred that triggered a credit-risk-related contingent feature.

As of December 31, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Premium Income Digital Fund
Equity risk	Purchased options, at value	—	Written options, at value	$38,445

WisdomTree Digital Trust    49

Notes to Financial Statements (unaudited) (continued)

For the fiscal period ended December 31, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Equity Premium Income Digital Fund[3]
Equity risk	14,632	(2,673)
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from written options
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from written options
[3] For the period December 3, 2025 (commencement of operations) through December 31, 2025.

During the fiscal period ended December 31, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
Written options
Equity Premium Income Digital Fund[1]
Equity risk	38,445
[1] For the period December 3, 2025 (commencement of operations) through December 31, 2025.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined

50    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The Treasury Money Market Digital Fund declares dividends of net investment income daily and reinvests dividends monthly in full and fractional additional shares of the Fund.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Options Contracts — The Equity Premium Income Digital Fund utilized option contracts by purchasing and writing put options on the SPDR® S&P 500 ETF Trust and/or S&P 500 Index. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Equity Premium Income Digital Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option (i.e., an option trading strategy in which a call option is written while either holding a long position in the underlying security or by having the ability to hold the underlying security by purchasing a long call option of the same share amount) is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the potential risk of unlimited loss if the

WisdomTree Digital Trust    51

Notes to Financial Statements (unaudited) (continued)

market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

The maximum payout (i.e., potential downside risk) for written put options is limited to the number of contracts written and the associated strike prices. At December 31, 2025, the maximum payout for written put options for the Equity Premium Income Digital Fund was $1,408,000.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Equity Premium Income Digital Fund intends to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

Each Fund’s options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all options contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to a Master Repurchase Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the Master Repurchase Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Treasury Money Market Digital Fund
Repurchase Agreement	150,149,000	—	(150,149,000)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya”) to provide sub-advisory services to the 3-7 Year Treasury Digital Fund, 7-10 Year Treasury Digital Fund, Floating Rate Treasury Digital Fund, Long-Term Treasury Digital Fund, Short-Term Treasury Digital Fund, TIPS Digital Fund, and Treasury Money Market Digital Fund.

52    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

The Adviser has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, Siegel Moderate Digital Fund, 500 Digital Fund, Technology and Innovation 100 Digital Fund, and Private Credit and Alternative Income Digital Fund. The Adviser has arranged for Newton Investment Management North America, LLC (“Newton”) to provide sub-advisory services to the Equity Premium Income Digital Fund. Voya, Newton and Mellon are compensated by the Adviser at no additional cost to the Funds. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Funds, and the applicable service provider. WisdomTree Transfers (“WT Transfers”) is the Funds’ transfer agent and is an affiliate of the Adviser. Under the investment advisory agreement for the Funds, the Adviser has agreed to pay generally all expenses of the Funds, subject to certain exceptions described in Note 4.

The advisory agreement between the Funds and the Adviser provides for an annual fee equal to a percentage of each Fund’s average daily net assets as shown in the table below:

Fund	Advisory Fee Rate
Short-Duration Income Digital Fund	0.15%
Siegel Global Equity Digital Fund	0.15%
Siegel Longevity Digital Fund	0.15%
Siegel Moderate Digital Fund	0.15%
500 Digital Fund	0.05%
Technology and Innovation 100 Digital Fund	0.10%
3-7 Year Treasury Digital Fund	0.05%
7-10 Year Treasury Digital Fund	0.05%
Floating Rate Treasury Digital Fund	0.05%
Long-Term Treasury Digital Fund	0.05%
Short-Term Treasury Digital Fund	0.05%
TIPS Digital Fund	0.05%
Equity Premium Income Digital	0.44%
Private Credit and Alternative Income Digital	0.50%
Treasury Money Market Digital Fund	0.25%

During the six months ended December 31, 2025, the WisdomTree Treasury Money Market Fund received a voluntary reimbursement of $363 from Voya for investment losses due to an operational error. The voluntary reimbursements are shown in the Statements of Operations in “Net increase from payment by affiliate”.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended December 31, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments.

Each series fund of the WisdomTree Trust, an open-end management investment company under the 1940 Act and an affiliate of the Trust, participates in a securities lending program administered by The Bank of New York (the “Lending Agent”), pursuant to which it may lend its portfolio securities to certain creditworthy borrowers which are secured by collateral in an amount at least equal to the market value of loaned securities. Each WisdomTree Trust fund has permitted the Lending Agent to invest any cash collateral received in short-term, highly liquid investments, such as U.S. government securities, repurchase agreements collateralized by U.S. government securities, and money market funds. During the period ended December 31, 2025, the Treasury Money Market Digital Fund was utilized as a cash collateral investment vehicle pursuant to the WisdomTree Trust securities lending program. At December 31, 2025, a total of 350,000,000 shares (approximately 48%) of the Treasury Money Market Digital Fund’s outstanding shares were held by affiliate funds pursuant to the WisdomTree Trust securities lending program.

During the six months or period ended December 31, 2025, WisdomTree made Fund contributions in exchange for Fund shares as shown in the table below:

Fund	Contribution Date	Contribution Amount	Fund Shares
Equity Premium Income Digital	December 3, 2025	$ 1,350,000	54,000
Private Credit and Alternative Income Digital	September 11, 2025	500,000	50,000
Treasury Money Market Digital Fund	August 14, 2025	336,000,000	336,000,000
	November 13, 2025	65,000,000	65,000,000

WisdomTree Digital Trust    53

Notes to Financial Statements (unaudited) (continued)

WTDM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months or period ended December 31, 2025, WT held shares of and received distributions from the following Funds:

Fund	At December 31, 2025		For the fiscal period ended December 31, 2025
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Short-Duration Income Digital Fund	$100,000	$1,025,100	$25,528
Siegel Global Equity Digital Fund	10,000	131,972	2,195
Siegel Longevity Digital Fund	10,000	122,047	2,909
Siegel Moderate Digital Fund	10,000	119,437	2,375
500 Digital Fund	250,000	4,505,550	25,091
Technology and Innovation 100 Digital Fund	200,000	4,500,020	228,577
3-7 Year Treasury Digital Fund	100,000	994,330	20,228
7-10 Year Treasury Digital Fund	100,000	957,370	21,109
Floating Rate Treasury Digital Fund	1,000,000	1,003,000	22,798
Long-Term Treasury Digital Fund	100,000	808,140	19,797
Short-Term Treasury Digital Fund	1,000,000	1,004,500	20,427
TIPS Digital Fund	100,000	957,320	21,519
Equity Premium Income Digital Fund	54,000	1,362,080	3,529
Private Credit and Alternative Income Digital Fund	50,000	450,951	22,443
Treasury Money Market Digital Fund	133,490,417	133,490,417	2,627,311

4. EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Funds’ organization costs and all of the Funds’ offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services, if any; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

Acquired fund fees and expenses (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTDM.

Pursuant to a separate contractual arrangement, WTDM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. For the period ending December 31, 2025, WTDM did not charge the Funds a fee (“Service fee”) for providing such services. Such Service fee may be increased upon approval by a majority of the Board of Trustees and, if such approval is provided, only after at least sixty (60) days’ prior notice of such approved fee shall have been provided to the Funds’ shareholders. The Service fee, if any, is shown on the Statements of Operations in “Service fees”. WTDM provides CCO services to the Trust.

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets. WT Transfers, the Funds’ transfer agent, maintains the official record of share ownership in book-entry form.

54    WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the six months or period ended December 31, 2025 are shown in the following table.

Fund	Non-U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Short-Duration Income Digital Fund	$131,781	$29,055	$—	$—
Siegel Global Equity Digital Fund	156,766	65,048	—	—
Siegel Longevity Digital Fund	57,488	16,844	—	—
Siegel Moderate Digital Fund	55,988	12,027	—	—
500 Digital Fund	1,639,550	482,579	—	—
Technology and Innovation 100 Digital Fund	715,888	826,507	—	—
3-7 Year Treasury Digital Fund	312,640	321,376	—	—
7-10 Year Treasury Digital Fund	786,472	788,501	—	—
Floating Rate Treasury Digital Fund	—	—	316,032	445,229
Long-Term Treasury Digital Fund	753,041	772,378	—	—
Short-Term Treasury Digital Fund	350,483	355,244	—	—
TIPS Digital Fund	—	—	830,350	802,758
Equity Premium Income Digital Fund[1]	—	—	—	—
Private Credit and Alternative Income Digital Fund[2]	1,476,533	372,212	—	—
Treasury Money Market Digital Fund	107,937,601	112,249,690	—	—
[1]For the period December 3, 2025 (commencement of operations) through December 31, 2025. [2]For the period September 11, 2025 (commencement of operations) through December 31, 2025.

7. FEDERAL INCOME TAXES

At December 31, 2025, the cost of investments for Federal income tax purposes was as follows:

Fund					Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Income Digital Fund	$1,114,041	$24,157	$(87)	$24,070	$—	$—	$—	$24,070
Siegel Global Equity Digital Fund	713,407	135,549	—	135,549	—	—	—	135,549
Siegel Longevity Digital Fund	224,534	32,831	(177)	32,654	—	—	—	32,654
Siegel Moderate Digital Fund	234,065	28,025	(264)	27,761	—	—	—	27,761
500 Digital Fund	12,761,174	3,783,216	(238,588)	3,544,628	—	—	—	3,544,628
Technology and Innovation 100 Digital Fund	2,675,296	2,397,456	(46,945)	2,350,511	—	—	—	2,350,511
3-7 Year Treasury Digital Fund	984,163	8,137	(402)	7,735	—	—	—	7,735
7-10 Year Treasury Digital Fund	954,116	1,169	(2,927)	(1,758)	—	—	—	(1,758)
Floating Rate Treasury Digital Fund	1,646,121	644	—	644	—	—	—	644
Long-Term Treasury Digital Fund	802,783	2,662	(7,318)	(4,656)	—	—	—	(4,656)
Short-Term Treasury Digital Fund	1,007,571	5,344	(96)	5,248	—	—	—	5,248
TIPS Digital Fund	977,056	2,565	(16,923)	(14,358)	—	—	—	(14,358)
Equity Premium Income Digital Fund	1,468,248	534	—	534	2,473	(5,146)	(2,673)	(2,139)
Private Credit and Alternative Income Digital Fund	1,074,073	8,170	(50,379)	(42,209)	—	—	—	(42,209)
Treasury Money Market Digital Fund	734,753,037	—	—	—	—	—	—	—

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

WisdomTree Digital Trust    55

Notes to Financial Statements (unaudited) (concluded)

8. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-08”) which enhances income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

10. SUBSEQUENT EVENTS

WTDM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

11. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas, and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt the market globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which a Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. The extent and duration of these and similar conflicts, policy initiatives, and tensions are impossible to predict, and they could result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and the natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

56    WisdomTree Digital Trust

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration for the Approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the WisdomTree Private Credit and Alternative Income Digital Fund

At an in-person meeting held on June 9, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved: (1) the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree Private Credit and Alternative Income Digital Fund (the “Fund”), and WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”); and (2) the Investment Sub-Advisory Agreement between WisdomTree and Mellon Investments Corporation (“Mellon”) (the “Sub-Advisory Agreement”) with respect to the Fund. The Advisory Agreement and Sub-Advisory Agreement, together shall be referred to hereafter as the “Agreements.”

In considering the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Fund, the Adviser and the Sub-Adviser. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Adviser in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Adviser in support of the consideration of the Advisory Agreement and Sub-Advisory Agreement, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree personnel. The Board reported on WisdomTree’s and Mellon’s presentation at the Meeting highlighting that the WisdomTree, and the Mellon representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and the Sub-Adviser had provided detailed responses to the requests for information to allow for an informed decision regarding the initial approval of each of the Advisory Agreement and Sub-Advisory Agreement. The Board reported their conclusion that the initial approval of the Advisory Agreement and Sub-Advisory Agreement should enable the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. It also was noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreement, the Board reviewed the strength and commitment of the Adviser, the Sub-Adviser and the relevant key investment professionals of the Fund, the cost structure of the Adviser and the Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Adviser. The Board also took into consideration the contractual commitment of Adviser’s parent company, WisdomTree, Inc., to financially support the Adviser and to cover the Adviser’s liabilities, as necessary. The Board evaluated the Adviser’s and the Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Adviser, each has taken so that the Fund will be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of the Fund’s portfolio management team. The Trustees discussed the ability of the Adviser and the Sub-Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser and the Sub-Adviser to the Fund that are necessary for the operation of that Fund. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Fund, including,

WisdomTree Digital Trust    57

Additional Information (unaudited) (continued)

but not limited to, general supervision and coordination of the services to be provided by the Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Adviser and other third-party service providers. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers both generally and with respect to the Fund’s transfer agent that utilizes blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service to be provided are necessary and appropriate and that the Adviser and Sub-Adviser may reasonably be expected to each provide a high quality of service under the Agreements.

Investment performance.

The Board took into consideration the fact that the Fund had not launched yet and therefore no performance information could be provided for their consideration. The Board next noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board took into consideration that it would receive ongoing performance reports thereafter showing variability of returns.

Fees and expenses.

The Board reviewed information provided by the Adviser and Sub-Adviser regarding the Fund’s advisory fee and sub-advisory fee, respectively. The Board also reviewed fee rates and expense ratio of peer group funds not advised by WisdomTree against those of the Fund. The Board observed that as compared to similar funds, the advisory fee showed the Fund fell at the lower end of the range of the advisory fees of similar funds. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board observed that the Fund’s anticipated advisory fees were below the peer group median and average. Additionally, the Board took into consideration that the Adviser, and not the Fund, would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiations with the Sub-Adviser. The Board also noted that the Adviser will be obligated to pay all expenses of the Fund (except certain enumerated and extraordinary expenses), in addition to the Sub-Advisory fees. The Board further noted that the Sub-Advisory Agreement includes fee schedules that reduce the sub-advisory fee rates as assets increase. The Board noted that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, as the Adviser, and not the Fund, is responsible for paying the sub-advisory fees. The Board also took into account management’s discussion of the Fund’s anticipated expenses. The Board concluded that the advisory fees to be paid by each Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under the Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost in providing services to the Fund, and the benefits to the Adviser from its relationship with the Fund. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Fund and other support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Adviser as a result of their relationship with the Fund. The Board observed that the Adviser anticipates that its affiliate, a registered broker-dealer, will receive transaction fees for acting as a mutual fund retailer with respect to the Fund. Additionally, the Trustees considered the Adviser’s and its affiliates focus on “WisdomTree Prime” a direct-to-consumer mobile distribution channel, as well as “WisdomTree Connect”, an investment portal for institutions, each of which may benefit from any positive promotional results or visibility of the Fund, among other benefits. The Board further noted that Adviser and Sub-Adviser may benefit from being associated with the Fund. The Board concluded that any potential benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of each Fund and their shareholders.

Economies of scale.

The Board considered that the Fund would be managed by the Adviser pursuant to unitary fee advisory agreement, pursuant to which the Adviser bears all of the Fund’s expenses, other than certain enumerated and extraordinary expenses). The Board noted, among other factors, the significant entrepreneurial risk and financial losses expected to be incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Fund’s assets grow. The Board also noted that the other funds in the Fund’s peer groups were equally split in terms of funds that do and those that do not include breakpoints in their fee structures, however, the Board also

58    WisdomTree Digital Trust

Additional Information (unaudited) (continued)

noted that breakpoints are not the exclusive means of sharing potential economies of scale. The Board further noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of the sub-advisory fees payable to the Sub-Adviser. The Board concluded that the Fund would benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expenses of the Fund (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, determined to approve the Agreements.

Consideration for the Approval of the Investment Advisory Agreement and Sub-Advisory Agreement for the WisdomTree Equity Premium Income Digital Fund

At an in-person meeting held on September 25, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved: (1) the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree Equity Premium Income Digital Fund (the “Fund”), and WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”); and (2) the Investment Sub-Advisory Agreement between WisdomTree and Newton Investment Management (“Newton”) (the “Sub-Advisory Agreement”) with respect to the Fund. The Advisory Agreement and Sub-Advisory Agreement, together shall be referred to hereafter as the “Agreements.”

In considering the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Fund, the Adviser and the Sub-Adviser. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Adviser in support of the consideration of each of the Agreements together and with independent legal counsel. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Adviser in support of the consideration of the Advisory Agreement and Sub-Advisory Agreement, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree personnel. The Board reported on WisdomTree’s and Newton’s presentation at the Meeting highlighting that the WisdomTree, and the Newton representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and the Sub-Adviser had provided detailed responses to the requests for information to allow for an informed decision regarding the initial approval of each of the Advisory Agreement and Sub-Advisory Agreement. The Board reported their conclusion that the initial approval of the Advisory Agreement and Sub-Advisory Agreement should enable the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board stated that prudent exercise of judgment warranted the approval of the Advisory Agreement and Sub-Advisory Agreement. It also was noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreement, the Board reviewed the strength and commitment of the Adviser, the Sub-Adviser and the relevant key investment professionals of the Fund, the cost structure of the Adviser and the Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Adviser. The Board also took into consideration the contractual commitment of Adviser’s parent company, WisdomTree Investments, Inc., to financially support the Adviser and to cover the Adviser’s liabilities, as necessary. The Board evaluated the Adviser’s and the Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Adviser, each has taken to ensure that the Fund will be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of the Fund’s portfolio management team. The Trustees discussed the ability of the Adviser and the Sub-Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser and the Sub-Adviser to the Fund that are necessary for the operation of that Fund. In this

WisdomTree Digital Trust    59

Additional Information (unaudited) (continued)

regard, the Board noted that the Sub-Adviser manages a Fund advised by an affiliate of the Adviser and with a similar investment strategy. The Trustees discussed the performance of these affiliated funds and considered the Sub-Advisers success in managing them. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Adviser and other third-party service providers. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers both generally and with respect to the Fund’s transfer agent that will utilize new blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service to be provided are necessary and appropriate and that the Adviser and Sub-Adviser may reasonably be expected to each provide a high quality of service under the Agreements.

Investment performance.

The Board took into consideration the fact that the Fund had not launched yet and therefore no performance information could be provided for their consideration. Additionally, the Board also took into consideration that the Adviser does not manage a comparable mandate, however, the Sub-Adviser does manage a comparable mandate that is structured as exchange-traded funds. The Board next noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board was mindful of the Adviser’s focus on the Sub-Adviser’s performance. The Board also reviewed fee rates and expense ratio of peer group funds not advised by WisdomTree against those of the Fund. The Board took into consideration that it would receive ongoing performance reports thereafter showing variability of returns.

Fees and expenses.

The Board next reviewed information provided by the Adviser and Sub-Adviser regarding the Fund’s advisory fee and sub-advisory fee, respectively. They reviewed comparative information regarding fees for similar funds. The Board observed that as compared to similar funds, the advisory fee showed the Fund fell at the lower end of the range of the advisory fees of similar funds. The Board also acknowledged that the fee arrangements in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board observed that the Fund’s anticipated advisory fees were below the peer group median and average. Additionally, the Board took into consideration that the Adviser, and not the Fund, would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiations with each Sub-Adviser. The Board also noted that the Adviser will be obligated to pay all expenses of the Fund (except certain enumerated and extraordinary expenses), in addition to the Sub-Advisory fees. The Board further noted that the Sub-Advisory Agreement include fee schedules that reduce the sub-advisory fees as assets increase. The Board noted that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, as the Adviser, and not the Fund, is responsible for paying the sub-advisory fees. The Board also took into account management’s discussion of the Fund’s anticipated expenses. The Board concluded that the advisory fees to be paid by each Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under the Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost in providing services to the Fund, and the benefits to the Adviser from its relationship with the Fund. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Fund and other support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Adviser as a result of their relationship with the Fund. The Board observed that the Adviser anticipates that its affiliate, a registered broker-dealer, will receive transaction fees for acting as a mutual fund retailer with respect to the Fund. Additionally, the Trustees considered the Adviser’s and its affiliates focus on “WisdomTree Prime” a direct-to-consumer mobile phone distribution channel which may benefit from any positive promotional results or visibility of the Fund, among other benefits. The Board further noted that Adviser and Sub-Adviser may benefit from being associated with the Fund. The Board concluded that any potential benefits derived by the Advisers and Sub-Adviser from their relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the interests of the Fund and its shareholders.

Additional Information (unaudited) (concluded)

Economies of scale.

The Board considered that the Fund would be managed by the Adviser pursuant to unitary fee advisory agreement, pursuant to which the Adviser bears all of the Fund’s expenses, other than certain enumerated and extraordinary expenses). The Board noted, among other factors, the significant entrepreneurial risk and financial losses expected to be incurred by the Adviser in maintaining such Funds until they achieve the asset growth necessary to achieve profitability. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement do include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Fund’s assets grow. The Board also noted that the majority of other funds in the Fund’s peer groups did include breakpoints in their fee structures, however, the Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale. The Board further noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of the fact that the Adviser is not expected to receive an advisory fee with respect to the Fund and the appropriateness of the sub-advisory fees payable to the Sub-Adviser. The Board concluded that the Fund would benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expenses of the Fund (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, determined to approve the Agreements on behalf of the Fund and its Shareholders.

The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with WisdomTree Securities, Inc., the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. A Fund focusing its investments on certain sectors increases its vulnerability to any single economic or regulatory development, which may result in greater share price volatility. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Funds’ third-party service providers, App, blockchain network, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cybersecurity breaches. Please read each Fund’s prospectus for specific details regarding each Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Digital Funds shares are distributed by WisdomTree Securities, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors, Officers and others of open-end management investment companies is included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Advisory Contract is included under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Digital Trust

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)
Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)
Date: March 6, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 6, 2026